UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04193

RSI Retirement Trust
(Exact name of registrant as specified in charter)

150 East 42nd Street New York, NY		10017
(Address of principal executive offices)		(Zip code)

150 East 42nd Street New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-772-3615

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

RSI Retirement Trust

STATEMENT OF INVESTMENTS

CORE EQUITY FUND

June 30, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
CONSUMER DISCRETIONARY— 11.7%
Abercrombie & Fitch Co., Class A	389	$28,389
Amazon.com, Inc. *	1,355	92,696
AutoNation, Inc. *	726	16,291
AutoZone, Inc. *	169	23,089
Bed Bath & Beyond, Inc. *	1,111	39,985
Best Buy Co., Inc.	1,678	78,312
Big Lots, Inc. *	479	14,092
Black & Decker Corp. (The)	219	19,340
Brunswick Corp.	404	13,183
Carnival Corp.	1,851	90,273
CBS Corp., Class B	3,076	102,492
Centex Corp.	478	19,168
Circuit City Stores, Inc.	694	10,466
Clear Channel Communications, Inc.	2,105	79,611
Coach, Inc. *	19,500	924,105
Comcast Corp., Class A *	56,469	1,587,908
Constellation Brands, Inc., Class A *(a)	800	19,424
Darden Restaurants, Inc.	597	26,262
Dillard’s, Inc., Class A	258	9,270
Directv Group, Inc. (The) *	3,300	76,263
Dollar General Corp.	1,327	29,088
Dow Jones & Co., Inc.	244	14,018
E.W. Scripps Co. (The), Class A (a)	303	13,844
Eastman Kodak Co.	1,213	33,758
Family Dollar Stores, Inc.	648	22,239
Ford Motor Co.	7,830	73,759
Fortune Brands, Inc.	670	55,188
Gannett Co., Inc.	1,001	55,005
Gap, Inc. (The)	2,268	43,319
General Motors Corp.	2,343	88,565
Genuine Parts Co.	761	37,746
Goodyear Tire & Rubber Co. *	770	26,765
H&R Block, Inc.	1,398	32,671
Harley-Davidson, Inc.	1,121	66,823
Harman International Industries, Inc.	308	35,974
Harrah’s Entertainment, Inc.	774	65,991
Hasbro, Inc.	660	20,731
Hilton Hotels Corp.	1,621	54,255
Home Depot, Inc. (The)	8,274	325,582
International Game Technology	1,404	55,739
Interpublic Group of Cos., Inc. *	2,013	22,948
J.C. Penney Co., Inc.	21,813	1,578,825
Johnson Controls, Inc.	796	92,153
Jones Apparel Group, Inc.	445	12,571
KB Home	328	12,913
Kimco Realty Corp.	937	35,672
Kohl’s Corp. *	1,366	97,027
Leggett & Platt, Inc. (a)	784	17,287
Limited Brands, Inc. (a)	1,512	41,504
Liz Claiborne, Inc. (a)	427	15,927
Lowe’s Cos., Inc.	6,220	190,892
Macy’s, Inc.	28,429	1,130,906
Marriott International, Inc., Class A	32,810	1,418,704
Mattel, Inc.	1,666	42,133
McDonald’s Corp.	4,994	253,495
McGraw-Hill Cos., Inc. (The)	1,452	98,852
Meredith Corp.	132	8,131
New York Times Co. (The), Class A (a)	598	15,189
Newell Rubbermaid, Inc.	1,232	36,258
News Corp., Class A	51,000	1,081,710
Nike, Inc., Class B	1,548	90,233
Nordstrom, Inc.	914	46,724
Office Depot, Inc. *	1,216	36,845
OfficeMax, Inc.	290	11,397
Omnicom Group, Inc. (a)	1,338	70,807
Polo Ralph Lauren Corp.	279	27,373
Pulte Homes, Inc.	944	21,193
RadioShack Corp. (a)	605	20,050
Reynolds American, Inc.	768	50,074
Sears Holdings Corp. *	360	61,020
Sherwin-Williams Co. (a)	474	31,507
Snap-on, Inc.	190	9,597
Stanley Works Co. (The) (a)	368	22,338
Staples, Inc.	3,059	72,590
Starbucks Corp. *	37,102	973,556
Starwood Hotels & Resorts Worldwide, Inc.	943	63,247
Target Corp.	3,580	227,688
Tiffany & Co. (a)	569	30,191
Time Warner, Inc.	15,788	332,179
TJX Cos., Inc. (The)	1,944	53,460
Tribune Co.	351	10,319
V.F. Corp.	317	29,031
Viacom, Inc., Class B *	2,876	119,728
Wal-Mart Stores, Inc.	10,166	489,086
Walt Disney Co. (The)	51,305	1,751,553
Wendy’s International, Inc.	358	13,156
Whirlpool Corp.	309	34,361
Whole Foods Market, Inc. (a)	653	25,010
Wyndham Worldwide Corp. *	753	27,304
Yum! Brands, Inc.	2,118	69,301
		15,445,694
CONSUMER STAPLES— 8.5%
Altria Group, Inc.	8,722	611,761
Anheuser-Busch Cos., Inc.	3,119	162,687
Archer Daniels Midland Co.	2,705	89,508
Avon Products, Inc.	1,854	68,134
Brown-Forman Corp., Class B (a)	310	22,655
Campbell Soup Co.	941	36,520
Clorox Co. (The)	569	35,335
Coca-Cola Co. (The)	8,393	439,038
Coca-Cola Enterprises, Inc.	1,183	28,392
Colgate-Palmolive Co.	23,492	1,523,456
ConAgra Foods, Inc.	2,085	56,003
Costco Wholesale Corp.	1,905	111,481
CVS / Caremark Corp.	38,105	1,388,927
Dean Foods Co. (a)	533	16,987
Estee Lauder Cos., Inc. (The), Class A	473	21,526
General Mills, Inc.	1,488	86,929
H.J. Heinz Co.	1,348	63,990
Hershey Foods Corp. (a)	744	37,661
Kellogg Co.	1,025	53,085
Kimberly-Clark Corp.	1,882	125,887
Kraft Foods, Inc., Class A	6,718	236,809
Kroger Co. (The)	2,957	83,180
McCormick & Co., Inc.	531	20,274
Molson Coors Brewing Co., Class B	134	12,390
Pepsi Bottling Group, Inc. (The)	588	19,804

See Notes to Statements of Investments

	SHARES	VALUE
CONSUMER STAPLES (Continued)
PepsiCo, Inc. (a)	31,599	$2,049,195
Procter & Gamble Co.	40,765	2,494,410
Safeway, Inc. (a)	1,905	64,827
Sara Lee Corp.	3,088	53,731
SUPERVALU, Inc.	912	42,244
Sysco Corp.	2,619	86,401
Tyson Foods, Inc., Class A (a)	1,200	27,648
UST, Inc.	711	38,188
Walgreen Co.	21,342	929,231
William Wrigley Jr. Co. (a)	702	38,828
William Wrigley Jr. Co., Class B	200	10,924
		11,188,046
ENERGY— 10.7%
AFLAC, Inc.	2,089	107,375
Anadarko Petroleum Corp.	1,932	100,445
Apache Corp.	1,360	110,962
Baker Hughes, Inc.	1,348	113,407
BJ Services Co.	1,214	34,526
Chesapeake Energy Corp.	1,700	58,820
Chevron Corp.	9,004	758,497
ConocoPhillips	6,812	534,742
Devon Energy Corp.	1,796	140,609
Duke Energy Corp. (a)	5,218	95,489
Ensco International, Inc.	592	36,118
EOG Resources, Inc.	10,934	798,838
Exxon Mobil Corp.	46,749	3,921,306
Halliburton Co.	3,832	132,204
Hess Corp.	1,128	66,507
Marathon Oil Corp.	2,908	174,364
Murphy Oil Corp.	776	46,126
Nabors Industries Ltd. *	1,156	38,587
National-Oilwell, Inc. *(a)	760	79,222
Noble Corp. (a)	592	57,732
Occidental Petroleum Corp.	3,434	198,760
Questar Corp.	778	41,117
Rowan Cos., Inc.	427	17,499
Schlumberger Ltd. (a)	30,962	2,629,912
Smith International, Inc.	811	47,557
Sunoco, Inc. (a)	528	42,071
Transocean, Inc. *(a)	8,230	872,215
Valero Energy Corp.	2,261	166,998
Weatherford International, Inc. *	26,860	1,483,746
XTO Energy, Inc.	18,700	1,123,870
		14,029,621
FINANCIALS— 15.8%
ACE Ltd.	1,358	84,902
Allstate Corp. (The)	2,498	153,652
Ambac Financial Group, Inc.	413	36,009
American Express Co.	4,967	303,881
American International Group, Inc.	10,817	757,515
Ameriprise Financial, Inc.	973	61,854
Aon Corp.	1,289	54,924
Apartment Investment & Management Co.	428	21,580
Archstone-Smith Trust	900	53,199
Assurant, Inc.	442	26,043
Avalonbay Communities Inc. - REIT	340	40,419
Bank of America Corp.	18,537	906,274
Bank of New York Co., Inc.	3,162	131,033
BB&T Corp.	2,305	93,767
Bear Stearns Cos., Inc.	540	75,600
Boston Properties, Inc.	518	52,903
Capital One Financial Corp.	1,712	134,289
CB Richard Ellis Group, Inc., Class A *(a)	833	30,405
Charles Schwab Corp.	4,241	87,025
Chicago Mercantile Exchange Holdings, Inc.	159	84,963
Chubb Corp.	1,702	92,146
Cincinnati Financial Corp.	669	29,035
CIT Group, Inc.	800	43,864
Citigroup, Inc.	38,046	1,951,379
Comerica, Inc.	670	39,845
Commerce Bancorp, Inc. (a)	852	31,515
Compass Bancshares, Inc.	500	34,490
Countrywide Financial Corp.	2,436	88,549
Developers Divers Realty Corp. - REIT	559	29,465
E*TRADE Financial Corp. *	1,800	39,762
Equity Residential	1,227	55,988
Fannie Mae	4,085	266,873
Federated Investors, Inc.	425	16,290
Fidelity National Information Services, Inc.	639	34,685
Fifth Third Bancorp	2,278	90,596
First Horizon National Corp. (a)	540	21,060
Franklin Resources, Inc. (a)	13,076	1,732,178
Freddie Mac	2,744	166,561
General Growth Properties, Inc. - REIT	1,000	52,950
Genworth Financial, Inc., Class A	1,800	61,920
Goldman Sachs Group, Inc. (The)	5,610	1,215,967
Hartford Financial Services Group, Inc.	1,385	136,436
Host Hotels & Resorts, Inc. - REIT	2,200	50,864
Hudson City Bancorp, Inc.	2,100	25,662
Huntington Bancshares, Inc.	1,525	34,679
Intercontinental Exchange, Inc. *	6,000	887,100
J.P. Morgan Chase & Co.	14,282	691,963
Janus Capital Group, Inc. (a)	797	22,188
KeyCorp	1,609	55,237
Legg Mason, Inc.	511	50,272
Lehman Brothers Holdings, Inc.	2,230	166,180
Lincoln National Corp.	1,067	75,704
Loews Corp.	1,914	97,576
M&T Bank Corp.	335	35,812
Marsh & McLennan Cos., Inc. (a)	2,356	72,753
Marshall & Ilsley Corp.	1,118	53,250
MBIA, Inc.	568	35,341
Mellon Financial Corp.	1,760	77,440
Merrill Lynch & Co., Inc.	20,118	1,681,462
MetLife, Inc.	3,149	203,048
MGIC Investment Corp. (a)	357	20,299
Moody’s Corp.	992	61,702
Morgan Stanley	4,424	371,085
National City Corp.	2,404	80,101
Northern Trust Corp. (a)	15,900	1,021,416
Plum Creek Timber Co., Inc. (a)	722	30,079
PNC Financial Services Group, Inc. (a)	1,423	101,858
Principal Financial Group, Inc.	1,061	61,846
Progressive Corp. (The) (a)	3,076	73,609
ProLogis (a)	1,012	57,583

See Notes to Statements of Investments

	SHARES	VALUE
FINANCIALS (Continued)
Prudential Financial, Inc.	1,943	$188,918
Public Storage, Inc. (a)	467	35,875
Regions Financial Corp.	2,929	96,950
SAFECO Corp.	424	26,398
Simon Property Group, Inc. (a)	984	91,551
SLM Corp.	1,733	99,786
Sovereign Bancorp, Inc.	1,553	32,830
State Street Corp. (a)	1,657	113,339
SunTrust Banks, Inc.	1,445	123,894
Synovus Financial Corp.	1,412	43,348
T. Rowe Price Group, Inc.	1,150	59,674
Torchmark Corp.	362	24,254
Travelers Cos., Inc. (The) (a)	2,831	151,459
U.S. Bancorp (a)	51,309	1,690,632
UnumProvident Corp.	1,476	38,538
Vornado Realty Trust (a)	521	57,227
Wachovia Corp.	7,950	407,438
Washington Mutual, Inc. (a)	3,712	158,280
Wells Fargo & Co. (a)	13,914	489,355
Western Union Co. (a)	3,281	68,343
XL Capital Ltd., Class A (a)	724	61,026
Zions Bancorp	14,532	1,117,656
		20,794,671
HEALTH CARE— 13.9%
Abbott Laboratories	24,731	1,324,345
Aetna, Inc.	25,908	1,279,855
Allergan, Inc. (a)	14,792	852,611
AmerisourceBergen Corp.	794	39,279
Amgen, Inc. *	4,861	268,765
Applera Corp. (Applied Biosystems Group)	795	24,279
Barr Laboratories, Inc. *	404	20,293
Bausch & Lomb, Inc.	255	17,707
Baxter International, Inc.	2,733	153,977
Becton, Dickinson & Co.	995	74,128
Biogen Idec, Inc. *	1,193	63,826
Biomet, Inc.	1,069	48,875
Boston Scientific Corp. *	4,927	75,580
Bristol-Myers Squibb Co.	8,260	260,686
C.R. Bard, Inc.	392	32,391
Cardinal Health, Inc.	1,581	111,682
Celgene Corp. *(a)	1,600	91,728
CIGNA Corp.	1,208	63,082
Coventry Health Care, Inc. *(a)	603	34,763
Eli Lilly & Co.	4,068	227,320
Express Scripts, Inc., Class A *	1,100	55,011
Forest Laboratories, Inc. *	1,311	59,847
Genentech, Inc. *	9,700	733,902
Genzyme Corp. *	1,082	69,681
Gilead Sciences, Inc. *	35,520	1,377,110
Hospira, Inc. *	633	24,712
Humana, Inc. *	679	41,358
IMS Health, Inc.	796	25,575
Johnson & Johnson	12,053	742,706
King Pharmaceuticals, Inc. *	1,009	20,644
Laboratory Corp. of America Holdings *	497	38,895
Manor Care, Inc.	295	19,261
McKesson Corp.	1,239	73,894
Medco Health Solutions, Inc. *	1,105	86,179
Medtronic, Inc.	4,823	250,121
Merck & Co., Inc.	40,108	1,997,378
Millipore Corp. *	225	16,895
Mylan Laboratories, Inc.	900	16,371
Patterson Cos., Inc. *	553	20,610
Pfizer, Inc. (a)	29,244	747,769
Quest Diagnostics, Inc. (a)	604	31,197
Schering-Plough Corp.	38,908	1,184,360
Shire Pharmaceuticals Group Plc - ADR	14,800	1,097,124
St. Jude Medical, Inc. *	23,894	991,362
Stryker Corp.	1,258	79,367
Tenet Healthcare Corp. *(a)	2,296	14,947
UnitedHealth Group, Inc.	5,576	285,157
Varian Medical Systems, Inc. *(a)	589	25,038
Watson Pharmaceuticals, Inc. *	419	13,630
WellPoint, Inc. *	2,553	203,806
Wyeth (a)	29,045	1,665,440
Zimmer Holdings, Inc. *	14,108	1,197,628
		18,272,147
INDUSTRIALS— 9.6%
3M Co. (a)	3,001	260,457
Allied Waste Industries, Inc. *	1,030	13,864
American Standard Cos., Inc.	722	42,584
Apollo Group, Inc., Class A *	620	36,227
Avery Dennison Corp.	337	22,404
Boeing Co. (The) (a)	18,845	1,812,135
Burlington Northern Santa Fe Corp.	1,486	126,518
C.H. Robinson Worldwide, Inc.	666	34,978
Caterpillar, Inc.	11,206	877,430
Cintas Corp.	538	21,213
Cooper Industries Ltd.	728	41,561
CSX Corp.	1,856	83,668
Cummins, Inc.	354	35,828
D.R. Horton, Inc. (a)	1,200	23,916
Danaher Corp.	1,044	78,822
Deere & Co.	10,998	1,327,898
Dover Corp.	853	43,631
Eaton Corp.	602	55,986
Emerson Electric Co.	3,348	156,686
Equifax, Inc.	537	23,854
FedEx Corp.	1,293	143,484
Fluor Corp.	345	38,423
General Dynamics Corp.	1,634	127,811
General Electric Co.	62,927	2,408,846
Goodrich Corp.	485	28,887
Honeywell International, Inc.	3,242	182,460
Illinois Tool Works, Inc.	1,684	91,256
Ingersoll-Rand Co. Ltd.	1,288	70,608
ITT Industries, Inc.	734	50,117
L-3 Communications Holdings, Inc. (a)	506	49,279
Lennar Corp., Class A (a)	633	23,142
Lockheed Martin Corp.	1,510	142,136
Masco Corp.	1,638	46,634
Monster Worldwide, Inc. *	550	22,605
Norfolk Southern Corp. (a)	1,605	84,375
Northrop Grumman Corp. (a)	1,442	112,289
PACCAR, Inc.	1,017	88,520
Pall Corp.	529	24,329
Parker-Hannifin Corp.	489	47,878
Peabody Energy Corp.	1,100	53,218

See Notes to Statements of Investments

	SHARES	VALUE
INDUSTRIALS (Continued)
Pitney Bowes, Inc.	962	$45,041
R.R. Donnelley & Sons Co.	912	39,681
Raytheon Co. (a)	1,864	100,451
Robert Half International, Inc.	738	26,937
Rockwell Automation, Inc. (a)	634	44,025
Rockwell Collins, Inc.	697	49,236
Ryder System, Inc.	224	12,051
Southwest Airlines Co.	3,227	48,115
Terex Corp. *	464	37,723
Textron, Inc. (a)	11,805	1,299,849
Tyco International Ltd. (a)	8,334	281,606
Union Pacific Corp.	1,100	126,665
United Parcel Service, Inc.	4,476	326,748
United Technologies Corp.	15,514	1,100,408
W.W. Grainger, Inc.	310	28,845
Waste Management, Inc. (a)	2,154	84,114
		12,607,452
INFORMATION TECHNOLOGY— 20.5%
Adobe Systems, Inc. *(a)	30,123	1,209,438
Advanced Micro Devices, Inc. *(a)	2,216	31,689
Affiliated Computer Services, Inc., Class A *	419	23,766
Agilent Technologies, Inc. *	1,646	63,272
Altera Corp.	1,553	34,368
Analog Devices, Inc.	1,339	50,400
Apple Computer, Inc. *(a)	19,940	2,433,478
Applied Materials, Inc.	5,815	115,544
Autodesk, Inc. *	992	46,703
Automatic Data Processing, Inc.	2,255	109,300
Avaya, Inc. *	1,982	33,377
BMC Software, Inc. *	920	27,876
Broadcom Corp. *	1,989	58,178
CA, Inc.	1,764	45,564
Cisco Systems, Inc. *	66,212	1,844,004
Citrix Systems, Inc. *(a)	799	26,902
Cognizant Technology Solutions Corp. *	540	40,549
Computer Sciences Corp. *	749	44,303
Compuware Corp. *	1,255	14,884
Convergys Corp. *	653	15,829
Corning, Inc. *	6,587	168,298
Dell, Inc. *	9,422	268,998
eBay, Inc. *	4,709	151,536
Electronic Arts, Inc. *	1,266	59,907
Electronic Data Systems Corp.	2,202	61,061
EMC Corp. *	75,298	1,362,894
First Data Corp.	3,181	103,923
Fiserv, Inc. *	692	39,306
Google, Inc., Class A *	5,707	2,986,930
Hewlett-Packard Co. (a)	60,676	2,707,363
IAC/InterActiveCorp. *	900	31,149
Intel Corp.	103,301	2,454,432
International Business Machines Corp.	5,671	596,873
Intuit, Inc. *	1,440	43,315
Jabil Circuit, Inc.	828	18,274
Juniper Networks, Inc. *	2,400	60,408
KLA-Tencor Corp. (a)	770	42,311
Lexmark International Group, Inc., Class A *	355	17,505
Linear Technology Corp.	1,092	39,509
LSI Logic Corp. *	3,428	25,744
Maxim Integrated Products, Inc.	1,367	45,671
Micron Technology, Inc. *(a)	3,271	40,986
Microsoft Corp.	98,634	2,906,744
Molex, Inc.	576	17,286
Motorola, Inc.	9,636	170,557
National Semiconductor Corp.	1,154	32,624
NCR Corp. *	766	40,246
Network Appliance, Inc. *	1,611	47,041
Novell, Inc. *	1,479	11,521
Novellus Systems, Inc. *	511	14,497
NVIDIA Corp. *	1,524	62,956
Oracle Corp. *(a)	16,537	325,944
Paychex, Inc.	1,422	55,629
PerkinElmer, Inc.	546	14,229
QLogic Corp. *	658	10,956
QUALCOMM, Inc.	34,598	1,501,207
SanDisk Corp. *	12,224	598,243
Solectron Corp. *(a)	3,840	14,131
Sun Microsystems, Inc. *	14,861	78,169
Symantec Corp. *	3,766	76,073
Tektronix, Inc. (a)	367	12,383
Tellabs, Inc. *	1,856	19,971
Teradyne, Inc. *	760	13,361
Texas Instruments, Inc.	57,658	2,169,670
Thermo Fisher Scientific, Inc. *(a)	16,127	834,088
Unisys Corp. *	1,698	15,520
VeriSign, Inc. *	1,000	31,730
Waters Corp. *	420	24,931
Xerox Corp. *	3,906	72,183
Xilinx, Inc.	1,275	34,132
Yahoo!, Inc. *	5,042	136,789
		26,938,628
MATERIALS— 2.9%
Air Products & Chemicals, Inc.	18,417	1,480,174
Alcoa, Inc.	3,593	145,624
Allegheny Technologies, Inc. (a)	442	46,357
Ashland, Inc.	256	16,371
Ball Corp.	454	24,139
Bemis Co., Inc.	410	13,604
CONSOL Energy, Inc. (a)	750	34,583
Dow Chemical Co. (The)	3,931	173,829
E.I. Du Pont De Nemours & Co.	3,852	195,836
Eastman Chemical Co.	317	20,393
Ecolab, Inc.	734	31,342
Freeport-McMoRan Copper & Gold, Inc.	1,553	128,619
Hercules, Inc. *	440	8,646
International Flavors & Fragrances, Inc.	329	17,154
International Paper Co. (a)	1,827	71,344
MeadWestvaco Corp. (a)	824	29,104
Monsanto Co.	2,296	155,072
Newmont Mining Corp. (a)	1,924	75,151
Nucor Corp. (a)	1,288	75,541
Pactiv Corp. *	551	17,571
PPG Industries, Inc.	633	48,178
Praxair, Inc.	1,376	99,058
Precision Castparts Corp.	5,589	678,281
Rohm & Haas Co. (a)	584	31,933
Sealed Air Corp.	734	22,769

See Notes to Statements of Investments

	SHARES	VALUE
MATERIALS (Continued)
Sigma-Aldrich Corp.	572	$24,407
Temple-Inland, Inc. (a)	422	25,966
United States Steel Corp.	489	53,179
Vulcan Materials Co.	378	43,296
Weyerhaeuser Co. (a)	914	72,142
		3,859,663
TELECOMMUNICATION SERVICES— 3.4%
Alltel Corp.	1,428	96,461
AT&T, Inc.	83,986	3,485,419
CenturyTel, Inc.	461	22,612
Ciena Corp. *	406	14,669
Citizens Communications Co.	1,498	22,874
Embarq Corp.	590	37,388
JDS Uniphase Corp. *	970	13,027
Qwest Communications International, Inc. *	6,718	65,165
Sprint FON Group (a)	12,063	249,825
Verizon Communications, Inc.	12,129	499,351
Windstream Corp.	2,018	29,786
		4,536,577
UTILITIES— 1.6%
AES Corp. (The) *	2,737	59,886
Allegheny Energy, Inc. *	639	33,062
Ameren Corp.	880	43,129
American Electric Power Co., Inc.	1,637	73,731
CenterPoint Energy, Inc.	1,341	23,333
CMS Energy Corp.	1,062	18,266
Consolidated Edison, Inc. (a)	1,102	49,722
Constellation Energy Group, Inc.	714	62,239
Dominion Resources, Inc.	1,459	125,926
DTE Energy Co.	723	34,863
Dynegy, Inc. *	1,601	15,113
Edison International	1,375	77,165
El Paso Corp.	3,009	51,845
Entergy Corp.	822	88,242
Exelon Corp.	2,750	199,650
FirstEnergy Corp.	1,274	82,466
FPL Group, Inc.	1,752	99,409
Integrys Energy Group, Inc.	339	17,197
KeySpan Corp.	758	31,821
Memc Electronic Materials, Inc. *	964	58,920
Nicor, Inc. (a)	194	8,326
NiSource, Inc. (a)	1,254	25,970
PG&E Corp.	1,516	68,675
Pinnacle West Capital Corp.	409	16,299
PPL Corp. (a)	1,660	77,671
Progress Energy, Inc.	1,125	51,289
Public Service Enterprise Group, Inc.	1,111	97,524
Sempra Energy	1,093	64,738
Southern Co.	3,163	108,459
Spectra Energy Corp.	2,709	70,326
TECO Energy, Inc.	853	14,655
TXU Corp.	1,896	127,601
Williams Cos., Inc. (The)	2,558	80,884

	SHARES/
	PRINCIPAL
	AMOUNT	VALUE

UTILITIES (Continued)
Xcel Energy, Inc. (a)	1,762	$36,068
		2,094,470

Total Common Stocks (Cost $98,458,793)		129,766,969

UNITED STATES GOVERNMENT & AGENCY OBLIGATION—0.1%**
U.S. Treasury Bills, 4.60%, 8/9/07	$120,000	119,406
REPURCHASE AGREEMENT—1.2%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $1,533,173, Collateralized by $3,910,000 U.S. Treasury Strips, 0.00%, Due 11/15/24 (Value $1,578,311)	1,532,621	1,532,621

Total Repurchase Agreement (Cost $1,532,621)		1,532,621

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—4.8%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $6,380,328, Collateralized by $16,270,000 U.S. Treasury Strips, 0.00%, Due 11/15/24 (Value $6,567,548)	6,378,176	6,378,176

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $6,378,176)		6,378,176

Total Investments (Cost $106,488,947)	104.7%	137,797,172

Liabilities in excess of other assets	(4.7)%	(6,214,293)

NET ASSETS	100.0%	$131,582,879

*	Denotes non-income producing security.
**	Serves as collateral for futures contracts.
(a)	All or part of this security has been loaned as of June 30, 2007.
ADR	American Depositary Receipt
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

FUTURES CONTRACTS

	Number of Contracts	Value
E-mini S&P 500 Index, expiring 9/15/07 (notional amount $1,316,063)	17	1,288,090

See Notes to Statements of Investments

RSI Retirement Trust

STATEMENT OF INVESTMENTS

VALUE EQUITY FUND

June 30, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%
CONSUMER DISCRETIONARY— 9.7%
Black & Decker Corp. (The) (a)	7,000	$618,170
Brunswick Corp.	10,600	345,878
CBRL Group, Inc. (a)	5,600	237,888
CBS Corp., Class B	8,900	296,548
Cinemark Holdings, Inc. *(a)	17,500	313,075
Family Dollar Stores, Inc. (a)	9,800	336,336
Foot Locker, Inc.	26,600	579,880
Gannett Co., Inc.	6,600	362,670
Gap, Inc. (The)	43,500	830,850
H&R Block, Inc.	14,500	338,865
Hasbro, Inc. (a)	11,100	348,651
Home Depot, Inc. (The)	31,800	1,251,330
Idearc, Inc.	2,150	75,960
Jones Apparel Group, Inc.	14,900	420,925
KB Home	7,400	291,338
Leggett & Platt, Inc. (a)	11,400	251,370
Limited Brands, Inc. (a)	16,400	450,180
Mattel, Inc.	11,700	295,893
McDonald’s Corp.	8,400	426,384
Polaris Industries, Inc. (a)	7,000	379,120
Ruby Tuesday, Inc. (a)	10,400	273,832
Ryland Group, Inc. (The) (a)	5,600	209,272
Sherwin-Williams Co. (a)	4,600	305,762
Time Warner, Inc.	24,300	511,272
Wal-Mart Stores, Inc.	14,900	716,839
		10,468,288
CONSUMER STAPLES— 7.3%
Altria Group, Inc.	2,600	182,364
Clorox Co. (The)	11,200	695,520
Coca-Cola Co. (The)	11,700	612,027
Coca-Cola Enterprises, Inc.	21,300	511,200
ConAgra Foods, Inc.	12,800	343,808
Hershey Foods Corp. (a)	13,000	658,060
Kimberly-Clark Corp.	5,100	341,139
Kraft Foods, Inc., Class A	20,799	733,165
Kroger Co. (The)	7,300	205,349
Molson Coors Brewing Co., Class B	4,000	369,840
Pepsi Bottling Group, Inc. (The)	6,700	225,656
PepsiCo, Inc. (a)	9,000	583,650
Procter & Gamble Co.	29,700	1,817,343
Safeway, Inc. (a)	12,400	421,972
SUPERVALU, Inc.	5,300	245,496
		7,946,589
ENERGY— 11.9%
Anadarko Petroleum Corp.	4,600	239,154
Chevron Corp.	29,500	2,485,080
ConocoPhillips	18,100	1,420,850
Devon Energy Corp.	7,400	579,346
Exxon Mobil Corp.	47,700	4,001,076
Hess Corp. (a)	6,300	371,448
Marathon Oil Corp.	19,600	1,175,216
Occidental Petroleum Corp.	23,900	1,383,332
Patterson-UTI Energy, Inc.	9,900	259,479
Sunoco, Inc.	8,900	709,152
Valero Energy Corp.	3,400	251,124
		12,875,257
FINANCIALS— 31.6%
Allstate Corp. (The)	12,800	787,328
American Home Mortgage Investment Corp. (a)	7,400	136,012
American International Group, Inc.	20,800	1,456,624
AmeriCredit Corp. *	10,100	268,155
Annaly Mortgage Management Inc. - REIT	23,000	331,660
Assurant, Inc.	5,800	341,736
Astoria Financial Corp.	11,300	282,952
Bank of America Corp.	51,800	2,532,502
BB&T Corp.	13,100	532,908
Bear Stearns Cos., Inc.	2,400	336,000
Chubb Corp.	10,400	563,056
CIT Group, Inc.	6,800	372,844
Citigroup, Inc.	74,200	3,805,718
Colonial Bancgroup, Inc.	16,600	414,502
Countrywide Financial Corp.	10,300	374,405
Cullen/Frost Bankers, Inc.	6,000	320,820
Federated Investors, Inc.	12,900	494,457
First Horizon National Corp. (a)	8,200	319,800
Freddie Mac	3,600	218,520
Genworth Financial, Inc., Class A	12,400	426,560
Goldman Sachs Group, Inc. (The)	2,000	433,500
Hartford Financial Services Group, Inc.	6,800	669,868
Hospitality Properties Trust - REIT (a)	5,800	240,642
Huntington Bancshares, Inc.	12,600	286,524
J.P. Morgan Chase & Co.	45,600	2,209,320
KeyCorp	10,900	374,197
Lehman Brothers Holdings, Inc. (a)	2,400	178,848
Lincoln National Corp. (a)	7,900	560,505
MBIA, Inc.	15,800	983,076
Mercury General Corp.	7,600	418,836
Merrill Lynch & Co., Inc.	11,100	927,738
MGIC Investment Corp. (a)	8,900	506,054
Morgan Stanley	8,600	721,368
National City Corp.	14,500	483,140
New York Community Bancorp, Inc. (a)	31,800	541,236
Northern Trust Corp. (a)	11,900	764,456
PMI Group, Inc. (The) (a)	6,700	299,289
Principal Financial Group, Inc.	6,900	402,201
Prudential Financial, Inc.	7,300	709,779
Reinsurance Group of America, Inc.	4,700	283,128
SAFECO Corp.	5,300	329,978
South Financial Group, Inc. (a)	14,500	328,280
SunTrust Banks, Inc.	12,300	1,054,602
TCF Financial Corp.	10,200	283,560
Torchmark Corp.	5,000	335,000
Travelers Cos., Inc. (The) (a)	14,700	786,450
U.S. Bancorp (a)	30,000	988,500
UnumProvident Corp.	9,700	253,267
Wachovia Corp.	18,800	963,500
Washington Mutual, Inc. (a)	34,100	1,454,024
Wells Fargo & Co. (a)	16,800	590,856
Wilmington Trust Corp.	13,000	539,630
		34,217,911
HEALTH CARE— 6.8%
Bristol-Myers Squibb Co.	19,500	615,420
Eli Lilly & Co.	6,200	346,456
Johnson & Johnson	23,600	1,454,232

See Notes to Statements of Investments

	SHARES	VALUE
HEALTH CARE (Continued)
Merck & Co., Inc.	15,600	$776,880
Pfizer, Inc. (a)	104,600	2,674,622
Protective Life Corp.	7,800	372,918
Sanofi-Aventis ADR	9,900	398,673
Wyeth (a)	13,500	774,090
		7,413,291
INDUSTRIALS— 10.8%
3M Co. (a)	7,800	676,962
Avery Dennison Corp.	4,500	299,160
Caterpillar, Inc.	7,200	563,760
CSX Corp.	9,100	410,228
Deere & Co.	3,800	458,812
Eaton Corp.	4,900	455,700
General Electric Co.	51,500	1,971,420
Goodrich Corp.	6,700	399,052
Honeywell International, Inc. (a)	10,100	568,428
Ingersoll-Rand Co. Ltd.	4,100	224,762
L-3 Communications Holdings, Inc. (a)	2,400	233,736
Lockheed Martin Corp.	2,200	207,086
Masco Corp. (a)	14,600	415,662
Norfolk Southern Corp. (a)	7,100	373,247
Northrop Grumman Corp. (a)	8,200	638,534
Parker-Hannifin Corp.	3,700	362,267
Pentair, Inc. (a)	12,800	493,696
R.R. Donnelley & Sons Co.	19,100	831,041
Taiwan Semiconductor, SP - ADR (a)	55,907	622,239
Teleflex, Inc.	4,300	351,654
United Parcel Service, Inc.	7,000	511,000
Waste Management, Inc. (a)	15,600	609,180
		11,677,626
INFORMATION TECHNOLOGY— 4.4%
Analog Devices, Inc.	8,100	304,884
Applied Materials, Inc.	16,200	321,894
Automatic Data Processing, Inc. (a)	11,400	552,558
Computer Sciences Corp. *(a)	6,600	390,390
Hewlett-Packard Co. (a)	7,100	316,802
Intel Corp.	20,800	494,208
International Business Machines Corp.	6,000	631,500
Lexmark International Group, Inc., Class A *	4,000	197,240
Novellus Systems, Inc. *	9,000	255,330
Paychex, Inc.	9,000	352,080
Seagate Technology (a)	42,900	933,933
		4,750,819
MATERIALS— 8.3%
Alcoa, Inc.	14,900	603,897
Ashland, Inc. (a)	9,800	626,710
Bemis Co., Inc.	4,800	159,264
Chemtura Corp.	19,200	213,312
Dow Chemical Co. (The)	19,500	862,290
Huntsman Corp. (a)	3,200	77,792
International Paper Co. (a)	13,800	538,890
Lubrizol Corp. (The)	2,200	142,010
Lyondell Chemical Co. (a)	4,900	181,888
MeadWestvaco Corp.	9,200	324,944
Nucor Corp. (a)	7,200	422,280
Packaging Corp. of America (a)	12,500	316,375
PPG Industries, Inc.	10,200	776,322

	SHARES/ PRINCIPAL AMOUNT	VALUE
MATERIALS (Continued)
Rohm & Haas Co. (a)	19,100	$1,044,388
RPM International, Inc.	29,400	679,434
Sonoco Products Co.	7,800	333,918
Steel Dynamics, Inc. (a)	9,200	385,572
Timken Co. (The) (a)	10,200	368,322
United States Steel Corp.	5,300	576,375
Valspar Corp. (The)	12,600	357,966
		8,991,949
TELECOMMUNICATION SERVICES— 3.9%
AT&T, Inc.	59,232	2,458,128
Verizon Communications, Inc.	43,000	1,770,310
		4,228,438
UTILITIES— 4.6%
American Electric Power Co., Inc. (a)	7,800	351,312
Aqua America, Inc. (a)	18,100	407,069
CenterPoint Energy, Inc.	18,600	323,640
DTE Energy Co.	4,600	221,812
FirstEnergy Corp.	8,800	569,624
NiSource, Inc. (a)	23,500	486,685
OGE Energy Corp.	4,500	164,925
Pepco Holdings, Inc.	11,700	329,940
PG&E Corp.	9,200	416,760
Pinnacle West Capital Corp.	6,200	247,070
Puget Energy, Inc. (a)	11,500	278,070
Scana Corp.	4,300	164,647
TECO Energy, Inc.	29,000	498,220
TXU Corp.	4,300	289,390

See Notes to Statements of Investments

	SHARES/ PRINCIPAL AMOUNT	VALUE
UTILITIES (Continued)
Xcel Energy, Inc. (a)	10,700	$219,029
		4,968,193

Total Common Stocks (Cost $98,860,600)		107,538,361

REPURCHASE AGREEMENT—0.8%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $891,151, Collateralized by $1,045,000 U.S. Treasury Strips, 0.00%, Due 2/15/10 (Value $922,014)	$890,471	890,471

Total Repurchase Agreement (Cost $890,471)		890,471

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—10.5%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $11,295,084 Collateralized by $13,180,000 U.S. Treasury Strips, 0.00%, Due 2/15/10 (Value $ 11,628,846)	11,290,703	11,290,703

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $11,290,703)		11,290,703

Total Investments (Cost $111,041,774)	110.6%	119,719,535

Liabilities in excess of other assets	(10.6)%	(11,428,450)

NET ASSETS	100.0%	$108,291,085

*	Denotes non-income producing security.
(a)	All or part of this security has been loaned as of June 30, 2007.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Statements of Investments

RSI Retirement Trust

STATEMENT OF INVESTMENTS

EMERGING GROWTH EQUITY FUND

June 30, 2007 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.8%
CONSUMER DISCRETIONARY— 14.7%
Bluegreen Corp. *(a)	9,000	$105,210
Carter’s, Inc. *	7,100	184,174
Cato Corp. (The) (a)	18,850	413,569
Charming Shoppes, Inc. *(a)	37,250	403,418
Columbia Sportswear Co. (a)	4,200	288,456
Cooper Tire & Rubber Co.	11,800	325,916
Courier Corp.	7,620	304,800
DeVry, Inc.	5,500	187,110
Drew Industries, Inc. *	7,600	251,864
FTD Group, Inc. (a)	7,400	136,234
Hibbett Sports, Inc. *	6,500	177,970
Interface, Inc. (a)	30,300	571,458
International Speedway Corp., Class A	6,180	325,748
Jack in the Box, Inc. *	2,850	202,179
Journal Communications, Inc.	20,400	265,404
Knoll, Inc. (a)	23,400	524,160
Maidenform Brands, Inc. *(a)	16,700	331,662
Meredith Corp.	7,480	460,768
Monro Muffler Brake, Inc. (a)	6,100	228,445
Payless ShoeSource, Inc. *	14,100	444,855
Phillips-Van Heusen Corp.	8,200	496,674
RC2 Corp. *	4,600	184,046
Ruby Tuesday, Inc. (a)	14,160	372,833
Sotheby’s Holdings, Inc. (a)	8,750	402,675
Steven Madden, Ltd. (a)	8,500	278,460
UniFirst Corp.	3,000	132,150
Viad Corp. (a)	8,479	357,559
WMS Industries, Inc. *	7,050	203,463
Wolverine World Wide, Inc. (a)	7,600	210,596
		8,771,856
CONSUMER STAPLES— 3.3%
American Oriental Bioengineering, Inc. *(a)	29,700	264,330
Central Garden & Pet Co. *	4,500	55,170
Central Garden & Pet Co., Class A *(a)	8,900	104,397
Chattem, Inc. *(a)	3,200	202,816
Longs Drug Stores Corp.	3,900	204,828
Sanderson Farms, Inc.	5,100	229,602
Spartan Stores, Inc.	8,800	289,608
Universal Corp.	3,800	231,496
Winn-Dixie Stores, Inc. *(a)	12,350	361,855
		1,944,102
ENERGY— 6.9%
Berry Petroleum Co., Class A (a)	9,800	369,264
Cal Dive International, Inc. *(a)	27,000	449,010
CARBO Ceramics, Inc. (a)	6,800	297,908
Comstock Resources, Inc. *(a)	4,600	137,862
Delek US Holdings, Inc.	8,900	237,185
Grey Wolf, Inc. *	36,600	301,584
Holly Corp.	6,250	463,687
Parker Drilling Co. *(a)	23,350	246,109
Pioneer Drilling Co. *	13,000	193,830
Rosetta Resources, Inc. *(a)	7,100	152,934
Swift Energy Co. *	5,100	218,076
TETRA Technologies, Inc. *(a)	21,200	597,840
Union Drilling, Inc. *	8,200	134,644
W-H Energy Services, Inc. *(a)	5,500	340,505
		4,140,438
FINANCIALS— 13.1%
American Equity Investment Life Holding Co. (a)	10,300	124,424
Amerisafe, Inc. *(a)	13,800	270,894
Ashford Hospitality Trust - REIT	13,420	157,819
Aspen Insurance Holdings Ltd.	8,300	232,981
Boston Private Financial Holdings, Inc.	6,860	184,328
Cash America International, Inc.	7,900	313,235
Crystal River Capital, Inc. - REIT	6,000	145,680
Delphi Financial Group, Inc., Class A (a)	5,500	230,010
Deluxe Corp.	6,300	255,843
Dollar Financial Corp. *	6,200	176,700
EZCORP, Inc., Class A *(a)	36,650	485,246
FelCor Lodging Trust, Inc.	8,900	231,667
Financial Federal Corp.	7,260	216,493
First Mercury Financial Corp. *(a)	9,100	190,827
First Regional Bancorp *	6,300	160,272
Greene Bancshares, Inc.	3,700	116,180
Hancock Holding Co.	6,700	251,585
Hilb Rogal & Hobbs Co. (a)	3,220	138,009
IPC Holdings Ltd.	7,100	229,259
ITLA Capital Corp.	2,000	104,240
Jones Lang LaSalle, Inc. (a)	3,800	431,300
KKR Financial Holdings LLC	9,700	241,627
LTC Properties, Inc.	8,750	199,063
National Financial Partners Corp. (a)	5,000	231,550
National Retail Properties, Inc. - REIT (a)	9,600	209,856
Newcastle Investment Corp. (a)	6,700	167,969
Platinum Underwriters Holdings Ltd.	6,700	232,825
RLI Corp. (a)	2,900	162,255
Seabright Insurance Holdings *	7,300	127,604
Southwest Bancorp, Inc.	7,400	177,896
Texas Capital Bancshares, Inc. *(a)	10,200	227,970
Tower Group, Inc. (a)	3,100	98,890
Vineyard National Bancorp Co. (a)	7,402	170,024
Wilshire Bancorp, Inc.	14,200	172,956
Wintrust Financial Corp. (a)	9,980	437,623
Zenith National Insurance Corp. (a)	6,270	295,255
		7,800,355
HEALTH CARE— 12.0%
Alpharma, Inc., Class A	13,250	344,632
Amedisys, Inc. *(a)	10,700	388,731
AMERIGROUP Corp. *	7,000	166,600
Apria Healthcare Group, Inc. *(a)	5,400	155,358
Centene Corp. *(a)	8,400	179,928
Computer Programs & Systems, Inc. (a)	6,600	204,468
Cubist Pharmaceuticals, Inc. *(a)	14,600	287,766
Haemonetics Corp. *(a)	8,900	468,229
ICU Medical, Inc. *	2,550	109,497
Immucor, Inc. *(a)	6,100	170,617
K-V Pharmaceutical Co., Class A *	15,270	415,955
Landauer, Inc. (a)	5,150	253,637
LCA-Vision, Inc.	4,100	193,766
LifeCell Corp. *(a)	11,700	357,318
Medical Action Industries, Inc. *	3,960	71,518

See Notes to Statements of Investments

	SHARES	VALUE
HEALTH CARE (Continued)
Medicines Co. (The) *	7,500	$132,150
Mentor Corp. (a)	5,000	203,400
Molina Healthcare, Inc. *	6,600	201,432
MWI Veterinary Supply, Inc. *(a)	7,500	299,175
OSI Pharmaceuticals, Inc. *(a)	6,700	242,607
Owens & Minor, Inc. (a)	3,300	115,302
Perrigo Co.	9,150	179,157
STERIS Corp.	20,470	626,382
Techne Corp. *(a)	3,280	187,649
ViroPharma, Inc. *	23,000	317,400
Wellcare Health Plans, Inc. *(a)	3,300	298,683
Young Innovations, Inc.	10,100	294,718
Zoll Medical Corp. *(a)	13,780	307,432
		7,173,507
INDUSTRIALS— 20.1%
ABM Industries, Inc.	14,350	370,373
Acco Brands Corp. *	9,800	225,890
Actuant Corp., Class A (a)	7,400	466,644
Acuity Brands, Inc. (a)	5,600	337,568
Administaff, Inc.	12,850	430,346
Advisory Board Co. (The) *(a)	5,700	316,692
Argon ST, Inc. *(a)	11,200	259,952
AZZ, Inc. *(a)	7,000	235,550
Bucyrus Intl., Inc., Class A (a)	8,200	580,396
CLARCOR, Inc. (a)	8,860	331,630
Comfort Systems USA, Inc.	18,000	255,240
Ennis, Inc.	10,350	243,432
FreightCar America, Inc.	9,800	468,832
Genlyte Group, Inc. *	3,200	251,328
GrafTech International Ltd. *	41,200	693,808
H&E Equipment Services, Inc. *(a)	5,200	144,248
Healthcare Services Group, Inc. (a)	6,900	203,550
Heartland Express, Inc. (a)	9,226	150,384
Horizon Lines, Inc., Class A	6,700	219,492
Houston Wire & Cable Co. *(a)	14,300	406,263
Hub Group, Inc., Class A *	11,800	414,888
IDEX Corp.	15,100	581,954
IKON Office Solutions, Inc. (a)	15,000	234,150
Interline Brands, Inc. *(a)	15,300	399,024
Korn/Ferry International *	12,400	325,624
Landstar System, Inc.	6,150	296,738
Lennox International, Inc. (a)	7,300	249,879
Middleby Corp. (The) *(a)	7,800	466,596
NCI Building Systems, Inc. *(a)	2,800	138,124
Regal-Beloit Corp. (a)	4,610	214,549
Ritchie Bros. Auctioneers, Inc. (a)	6,470	405,151
Rollins, Inc. (a)	18,800	428,076
Rush Enterprises, Inc., Class A *	7,000	152,040
Scholastic Corp. *	5,100	183,294
Steelcase, Inc., Class A (a)	8,900	164,650
TBS International Ltd. *	2,950	83,780
Waste Connections, Inc. *	9,665	292,270
Watson Wyatt Worldwide, Inc.	6,520	329,130
		11,951,535
INFORMATION TECHNOLOGY— 12.9%
Amkor Technology, Inc. *	21,050	331,537
Andrew Corp. *	21,300	307,572
Anixter International, Inc. *	4,150	312,122
Aspen Technology, Inc. *(a)	16,600	232,400
Avocent Corp. *(a)	7,963	231,007
Benchmark Electronics, Inc. *(a)	8,350	188,877
Cabot Microelectronics Corp. *(a)	7,950	282,146
ChimpMOS Technologies Ltd. *	14,000	100,660
CommScope, Inc. *(a)	8,950	522,232
Henry (Jack) & Association, Inc. (a)	8,100	208,575
Interwoven, Inc. *	14,700	206,388
j2 Global Communications, Inc. *(a)	15,700	547,930
LoJack Corp. *	9,290	207,074
MKS Instruments, Inc. *(a)	6,300	174,510
MPS Group, Inc. *	13,900	185,843
MTS Systems Corp. (a)	3,900	174,213
Nam Tai Electronics, Inc.	10,900	129,928
Ness Technologies, Inc. *(a)	13,500	175,635
NETGEAR, Inc. *	10,900	395,125
ON Semiconductor Corp. *	47,100	504,912
Online Resources & Communications Corp. *(a)	14,300	157,014
Plexus Corp. *(a)	11,900	273,581
ScanSource, Inc. *(a)	9,540	305,185
Sybase, Inc. *(a)	17,750	424,047
TriQuint Semiconductor, Inc. *(a)	44,400	224,664
United Online, Inc.	15,700	258,893
Varian Semiconductor Equipment Associates, Inc. *(a)	7,989	320,039
Zoran Corp. *(a)	15,250	305,610
		7,687,719
MATERIALS— 8.8%
AMCOL International Corp. (a)	8,410	229,677
Chaparral Steel Co. (a)	5,600	402,472
Cleveland-Cliffs, Inc. (a)	2,500	194,175
Commercial Metals Co. (a)	12,400	418,748
Eagle Materials, Inc.	10,600	519,930
Gerdau Ameristeel Corp.	29,200	427,196
Greif, Inc.	4,000	238,440
H.B. Fuller Co.	14,900	445,361
Koppers Holdings, Inc. (a)	5,050	170,084
RBC Bearings, Inc. *	9,500	391,875
Reliance Steel & Aluminum Co.	3,336	187,683
Rock-Tenn Co.	7,400	234,728
Rockwood Holdings, Inc. *	13,400	489,770
Spartech Corp. (a)	13,430	356,567
Terra Industries, Inc. *(a)	10,500	266,910
TriMas Corp. *	20,100	242,808
		5,216,424
TELECOMMUNICATION SERVICES— 2.3%
3Com Corp. *(a)	52,100	215,173
Centennial Communications Corp. *	12,300	116,727
Cincinnati Bell, Inc. *	46,150	266,747
Eschelon Telecom, Inc. *	6,600	195,360
Premiere Global Services, Inc. *	21,000	273,420
Rural Cellular Corp., Class A *	1,000	43,810
USA Mobility, Inc. (a)	8,700	232,812
		1,344,049
UTILITIES— 2.7%
Black Hills Corp.	4,850	192,787
El Paso Electric Co. *	6,900	169,464
Energen Corp.	8,450	464,243
Portland General Electric Co.	19,200	526,848

See Notes to Statements of Investments

	SHARES/
	PRINCIPAL
	AMOUNT	VALUE
UTILITIES (Continued)
Volt Information Sciences, Inc. *(a)	12,550	$231,422
		1,584,764

Total Common Stocks (Cost $46,156,713)		57,614,749

REPURCHASE AGREEMENT—2.9%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $1,746,471, Collateralized by $3,465,000 U.S. Treasury Strips, 0.00%, Due 11/15/24 (Value $1,801,464)	$1,745,846	1,745,846

Total Repurchase Agreement (Cost $1,745,846)		1,745,846

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—30.9%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $18,376,097, Collateralized by $37,090,000 U.S. Treasury Strips, 0.00%, Due 2/15/17 - 11/15/24 (Value $18,907,024)	18,368,216	18,368,216

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $18,368,216)		18,368,216

Total Investments (Cost $66,270,775)	130.6%	77,728,811

Liabilities in excess of other assets	(30.6)%	(18,212,540)

NET ASSETS	100.0%	$59,516,271

*	Denotes non-income producing security.
(a)	All or part of this security has been loaned as of June 30, 2007.
REIT	Real Estate Investment Trust

See Notes to Statements of Investments

RSI Retirement Trust

STATEMENT OF INVESTMENTS

INTERNATIONAL EQUITY FUND

June 30, 2007 (Unaudited)

	SHARES	VALUE
COMMON & PREFERRED STOCKS—90.7%
AUSTRALIA— 2.3%
Austereo Group Ltd.	8,935	$14,768
Austrailian Infrastructure Fund	40,580	113,162
BHP Billiton Ltd.	18,070	536,525
Brambles Ltd. *	10,890	112,426
John Fairfax Holdings Ltd.	3,979	15,851
Macquarie Airports	99,694	341,383
Newcrest Mining Ltd.	15,563	301,419
Prime Television Ltd.	5,312	16,749
Publishing and Broadcasting Ltd.	1,007	16,729
Rio Tinto Ltd.	4,698	393,385
Southern Cross Broadcasting Ltd.	1,342	18,200
Ten Network Holdings Ltd.	5,903	13,559
		1,894,156
AUSTRIA— 3.6%
CA Immobilien Anlagen AG *	1,203	35,507
CA Immobilien International AG *	5,710	116,452
Erste Bank der Oesterreichischen Sparkassen AG	5,622	439,760
Flughafen Wien AG	2,422	239,666
OMV AG	13,268	888,627
Raiffeisen International Bank Holding AG	4,823	768,229
Telekom Austria AG	8,269	207,024
Wiener Staedtische Allgemeine Versicherung AG	1,869	133,549
Wienerberger AG	2,705	200,240
		3,029,054
BELGIUM— 1.7%
Almancora Comm. VA *	1,610	188,904
Fortis	5,864	250,057
Groupe Bruxelles Lambert SA	665	83,056
KBC Groep NV	6,797	920,028
		1,442,045
BRAZIL— 0.0%
Medial Saude SA - ADR *	714	11,678
CANADA— 0.9%
Eldorado Gold Mining	11,211	65,687
Ivanhoe Mines Ltd.	27,227	386,036
Kinross Gold Corp.	3,962	46,093
Potash Corp. of Saskatchewan, Inc.	2,816	220,203
		718,019
CHILE— 0.1%(a)
Sociedad Quimica y Minera de Chile SA	322	55,397
CHINA— 1.0%
Beijing Capital International Airport Co. Ltd.	278,421	391,696
China Merchants Holdings International Co. Ltd.	37,596	181,996
GOME Electrical Appliances Holdings Ltd.	128,829	197,390
Weiqiao Textile Co. Ltd., Class H	31,042	69,636
		840,718
CZECH REPUBLIC— 1.7%
Komercni Banka As - GDR	23,809	1,392,826
DENMARK— 1.0%
Alk-Abello A/S, Class B	545	115,689
Alm. Brand A/S *	571	36,041
Carlsberg A/S, Class B	402	48,773
Harboes Bryggeri A/S, Class B	1,150	44,870
Novo Nordisk A/S, Class B	2,375	259,204
Rockwook International A/S, Class B	258	79,076
Royal Unibrew A/S	1,242	173,730
TK Development A/S *	1,780	41,282
Vestas Wind Systems A/S *	985	65,217
		863,882
FINLAND— 3.1%
Atria Group Plc	2,470	83,901
Citycon Oyj	6,776	43,741
Cramo NPV	1,625	79,036
Elisa Oyj	1,515	41,456
Fortum Oyj	13,201	414,290
HK Ruokatalo Oyj, Class A	4,928	129,781
Kemira Oyj	1,898	43,820
Kesko Oyj, Class B	309	20,633
Nokia Oyj, Class A	21,915	617,178
Nokian Renkaat Oyj	866	30,494
Oriola-KD Oyj	1,290	5,936
Oriola-KD Oyj, Class B	9,304	43,062
Orion Oyj	1,887	47,345
Outokumpu Technology	1,892	104,646
Ramirent Oyj	11,969	326,223
Sampo Oyj, Class A	4,171	120,570
SanomaWSOY Oyj, Class B	2,822	89,633
Stockmann Oyj Abp, Class B	1,540	65,649
Wartsila Corp., Class B	809	53,537
YIT Oyj	6,740	212,982
		2,573,913
FRANCE— 12.0%
Accor SA	605	53,808
Aeroports de Paris	2,481	289,254
Alstom *	547	91,955
BNP Paribas SA	5,305	634,363
Bouygues SA	3,612	303,994
Carrefour SA	1,171	82,628
Compagnie de Saint-Gobain	4,062	458,296
EDF Energies Nouvelles SA	305	20,039
Electricite de France	5,112	555,386
Eurazeo	543	78,702
France Telecom SA	13,064	360,664
Gaz de France	1,022	51,852
Havas SA	7,183	40,827
Hermes International	459	52,122
JC Decaux SA	2,847	90,658
Kaufman & Broad SA	550	42,657
L’Air Liquide SA	4,184	551,729
LaFarge SA	4,780	875,877
Lagardere S.C.A.	932	81,290
LVMH Moet Hennessy Louis Vuitton SA	5,527	639,816
Natixis	2,091	51,162

See Notes to Statements of Investments

	SHARES	VALUE
FRANCE (Continued)
Neuf Cegetel *	1,291	$50,736
Nexity	492	41,315
Pernod Ricard	2,211	490,565
Pinault-Printemps-Redoute SA	2,148	376,619
Publicis Groupe	793	35,039
Remy Cointreau SA	653	49,002
Renault SA	869	140,194
Sanofi-Aventis SA	3,515	285,888
Societe Generale	3,269	608,428
Sodexho Alliance SA	551	39,633
Suez SA	6,871	395,097
Thales SA	1,383	84,822
Total SA	14,824	1,208,902
Veolia Environnement	1,878	147,455
Vinci SA	3,784	284,109
Vivendi Universal SA	6,714	289,938
Vranken - Pommery Monopole *	89	6,875
Wendel	245	44,810
		9,986,506
GERMANY— 9.3%
Aareal Bank AG	3,052	159,429
Adidas-Salomon AG	735	46,949
Bilfinger Berger AG	2,364	210,093
Commerzbank AG	17,741	846,319
Continental AG	475	66,834
Curanum AG	6,216	64,101
DaimlerChrysler AG	5,976	551,963
Deutsche Bank AG	3,358	487,161
Deutsche Boerse AG	2,098	235,657
Deutsche Post AG	18,320	593,535
Deutsche Postbank AG	1,832	160,730
Deutsche Wohnen AG	2,104	109,196
DIC Asset AG	745	26,415
E.On AG	4,112	687,754
Fraport AG	10,141	723,387
Fresenius AG	3,690	284,641
Fresenius Medical Care AG	4,197	193,285
Henkel KGaA	3,108	148,685
Henkel KGaA, Preferred Shares	1,483	78,331
Hypo Real Estate Holding AG	2,143	138,801
IKB Deutsche Industriebank AG	2,693	98,765
Interhyp AG	437	47,702
IVG Immobilien AG	5,068	199,859
Karstadt Quelle AG *	3,068	103,342
Landesbank Berlin Holding AG *	3,694	30,245
Marseille-Kliniken AG	1,139	26,666
Merck KGaA	686	94,044
Metro AG	687	56,899
MTU Aero Engines Holding AG	745	48,596
Mvv Energie AG	1,234	52,103
Praktiker Bau-Und Heimwerkermaerkte Holding AG	2,114	86,084
ProSiebenSat.1 Media AG, Preferred Shares	3,674	144,587
Puma AG	63	28,139
Rheinmetall AG	850	79,038
Rhoen-Klinikum AG	2,227	134,055
Siemens AG	4,926	706,971
Wacker Construction Equipment AG *	599	22,276
		7,772,637
GREECE— 1.5%
Athens Medical Center	4,145	34,218
Bank of Cyprus Ltd.	46,216	783,057
Hellenic Telecommunication Organization SA	9,405	291,468
Heracles General Cement SA	1,875	44,406
Nirefs Aquaculture SA	4,032	26,846
Sprider Stores SA *	2,060	32,171
		1,212,166
HONG KONG— 1.1%
Clear Media Ltd. *	60,000	65,226
Emperor Entertainment Hotel Ltd.	185,000	40,696
Galaxy Entertainment Group Ltd. *	61,255	59,697
Guangzhou Pharmaceutical Co. Ltd.	42,641	42,211
Hutchison International Ltd.	19,973	25,749
Melco International Development Ltd.	117,172	173,835
Melco PBL Entertainment Ltd. - ADR *	44	553
Shun Tak Holdings Ltd.	214,177	315,010
Texwinca Holdings Ltd.	85,747	70,954
Wumart Stores, Inc.	123,576	107,599
		901,530
HUNGARY— 3.6%
Gedeon Richter Rt.	613	123,357
Matav Rt.	89,004	485,593
MOL Hungarian Oil and Gas Nyrt.	777	118,016
OTP Bank Rt.	38,933	2,262,890
		2,989,856
INDONESIA— 0.1%
PT Semen Gresik (Persero) Tbk.	9,506	54,320
IRELAND— 0.3%
Dragon Oil Plc *	66,133	264,582
ITALY— 3.4%
Aicon SpA *	4,900	28,813
Assicurazioni Generali SpA	3,316	133,550
Banca CR Firenze	32,226	271,701
Banca Intesa SpA, Non-Convertible Shares	31,191	219,075
Banca Piccolo Credito Valtellinese Scarl	3,493	53,416
Banca Popolare dell’Emilia Romagna Scrl	2,085	52,765
Banca Popolare dell’Etruria e del Lazio Scrl	1,608	33,382
Banca Popolare di Sondrio Scrl	2,258	39,885
Banca Popolare Italiana *	8,189	126,559
Banche Popolari Unite Scrl	2,742	69,948
Banco Popolare di Verona	1,451	41,904
Banco Popolare di Verona e Novara Scrl	5,721	87,643
Bulgari SpA	5,354	86,295
Buzzi Unicem SpA	8,389	290,521
Capitalia SpA	32,734	326,485
Credito Emiliano SpA	6,517	92,781
ENI SpA	4,882	177,724

See Notes to Statements of Investments

	SHARES	VALUE
ITALY (Continued)
Finmeccanica SpA	3,225	$99,640
Geox SpA	4,820	89,234
Impregilo SpA *	8,050	62,260
Luxottica Group SpA	1,839	71,626
Poltrona Frau SpA	2,429	10,124
Save SpA	1,230	47,856
Telecom Italia SpA	25,343	69,623
UniCredito Italiano SpA	28,840	258,765
		2,841,575
JAPAN— 5.9%
Acom Co. Ltd.	990	35,544
Aeon Credit Service Co. Ltd.	1,100	17,459
Aiful Corp.	1,100	31,630
Aisin Seiki Co. Ltd.	1,100	40,476
Bank of Kyoto Ltd. (The)	2,754	33,041
Bank of Yokohama Ltd. (The)	7,999	56,138
Bosch Corp.	4,000	19,852
Canon, Inc.	3,535	207,603
Credit Saison Co. Ltd.	1,000	26,074
Daihatsu Motor Co. Ltd.	4,000	36,715
Daikin Industries Ltd.	1,477	53,868
Daiwa Securities Group, Inc.	2,802	29,884
Denso Corp.	2,100	82,219
Dentsu, Inc.	12	34,018
East Japan Railway Co.	13	100,317
Eisai Co. Ltd.	973	42,521
Exedy Corp.	1,000	27,293
Fanuc Ltd.	569	58,790
Fuji Television Network, Inc.	16	32,231
Fujitsu Ltd.	4,000	29,502
Honda Motor Co. Ltd.	3,475	127,021
Hoya Corp.	2,398	79,667
Ibiden Co. Ltd.	700	45,260
Itochu Corp.	3,000	34,798
Japan Tobacco, Inc.	31	153,099
JS Group Corp.	1,632	33,141
JSR Corp.	1,136	27,452
KDDI Corp.	9	66,745
Keyence Corp.	110	24,062
Koito Manufacturing Co. Ltd.	4,000	48,510
Kubota Corp.	6,567	53,343
Kyocera Corp.	800	85,387
Makita Corp.	845	37,614
Matsushita Electric Industrial Co. Ltd.	7,783	154,573
Mitsubishi Electric Corp.	4,000	37,105
Mitsubishi Tokyo Financial Group, Inc.	20	220,941
Mitsubishi UFJ Securities Co. Ltd.	3,000	33,702
Mitsui Fudosan Co. Ltd.	1,449	40,724
Mitsui Mining & Smelting Co.	1	5
Mizuho Financial Group, Inc.	25	173,219
NGK Spark Plug Co. Ltd.	1,000	17,423
NHK Spring Co. Ltd.	2,820	27,190
Nintendo Co. Ltd.	130	47,624
Nippon Electric Glass Co. Ltd.	1,500	26,501
Nippon Telegraph & Telephone Corp.	19	84,420
Nissan Chemical Industries Ltd.	2,000	23,540
Nissan Motor Co. Ltd.	2,800	30,045
Nitto Denko Corp.	2,000	101,048
Nomura Holdings, Inc.	1,808	35,247
NSK Ltd.	5,000	51,824
NTT DoCoMo, Inc.	43	68,110
Orix Corp.	180	47,445
Promise Co. Ltd.	1,063	32,811
Ricoh Co. Ltd.	3,520	81,488
Sapporo Hokuyo Holdings, Inc.	2	22,094
Seiyu, Ltd. (The) *	15,000	18,033
Seven & I Holdings Co. Ltd.	739	21,130
Sharp Corp.	2,302	43,755
Sony Corp.	2,961	152,247
Stanley Electric Co. Ltd.	3,400	74,015
Sumitomo Chemical Co. Ltd.	9,145	61,507
Sumitomo Corp.	1,309	23,924
Sumitomo Electric Industries Ltd.	2,700	40,266
Sumitomo Metal Industries Ltd.	4,783	28,206
Sumitomo Mitsui Financial Group, Inc.	15	140,119
Sumitomo Trust & Banking Co. Ltd.	5,837	55,710
Suzuki Motor Corp.	9,404	267,354
Takata Corp.	900	31,435
Takeda Pharmaceutical Co. Ltd.	1,100	71,123
Takefuji Corp.	1,050	35,310
Teijin Ltd.	5,000	27,374
Toppan Printing Co. Ltd.	3,000	32,288
Toray Industries, Inc.	5,000	36,999
Toyota Motor Corp.	4,984	315,776
ULVAC, Inc.	1,000	35,984
Yamada Denki Co. Ltd.	1,169	122,303
Yamaha Motor Co. Ltd.	1,400	40,712
Yamato Holdings Co. Ltd.	1,179	16,692
Yokogawa Electric Corp.	2,700	36,275
		4,896,890
LUXEMBOURG— 0.4%
Millicom International Cellular S.A. *	3,499	320,648
MALAYSIA— 0.2%
Steppe Cement Ltd. *	20,707	135,128
MEXICO— 0.9%
Banco Compartamos, S.A. de C.V. *	4,797	29,973
Consorcia ARA, S.A. de C.V.	29,808	48,010
Controladora Comercial Mexicana, S.A. de C.V.	15,639	40,245
Corporacion Moctezuma, S.A. de C.V.	36,170	116,850
Desarolladora Homex, S.A. de C.V. *(a)	518	31,385
Empresas ICA S.A.B. de C.V. *	3,398	17,237
Fomento Economico Mexicano - ADR	1,143	44,943
Grupo Aeroportuario	1,550	81,669
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - ADR *	2,627	72,164
Grupo Aeroportuario Del Pacifico S.A.	1,309	64,560
Grupo Financiero Banorte, S.A. de C.V., Class O	31,440	144,002
Grupo Televisa S.A. (a)	1,539	42,492

See Notes to Statements of Investments

	SHARES	VALUE
MEXICO (Continued)
Urbi Desarrollos Urbanos S.A. de C.V. *	8,134	$37,459
		770,989
NETHERLANDS— 3.4%
Draka Holding NV	1,882	95,510
Heineken NV	1,371	80,691
ING Groep NV	11,195	496,778
Koninklijke Ahold NV *	9,645	121,781
Koninklijke KPN NV	12,828	213,878
Koninklijke Numico NV	4,252	221,712
Koninklijke Philips Electronics NV	6,065	259,039
Koninklijke Vopak NV	1,236	70,587
Koninklijke Wessanen NV	2,845	47,396
Plaza Centers NV *	15,118	60,711
Spazio Investment NV	8,083	143,298
TPG NV	12,175	550,810
Unilever NV	13,913	434,187
Wavin NV	1,856	44,784
		2,841,162
NEW ZEALAND— 0.2%
Auckland International Airport Ltd.	61,689	155,944
NORWAY— 1.5%
Acta Holding ASA	14,219	74,781
Austevoll Seafood *	7,672	76,793
Cermaq ASA	2,397	41,886
Copeinca ASA *	9,849	116,963
DNB Holding ASA	3,012	38,938
Marine Farms ASA *	6,485	30,145
Norsk Hydro ASA	7,338	283,839
Norwegian Property ASA	2,232	27,926
Orkla ASA	7,117	135,231
Pan Fish ASA *	15,382	16,754
Romreal Ltd. *	2,993	11,933
Scandinavian Property Development ASA *	10,350	80,771
Statoil ASA	3,350	104,290
Storebrand ASA	2,273	35,516
Telenor ASA	9,853	193,486
		1,269,252
PHILIPPINES— 0.0%
Ayala Corp.	1,151	13,573
POLAND— 4.7%
Agora SA	7,546	114,235
AmRest Holdings NV *	2,077	108,016
Bank BPH	905	307,160
Bank Handlowy w Warszawie SA	2,919	131,047
Bank Millennium SA	49,134	228,879
Bank Pekao SA	7,116	659,130
Bank Zachodni WBK SA	5,228	544,525
Budimex SA *	2,930	131,541
Cersanit-Krasnystaw SA *	4,735	77,037
Grupa Kety SA	1,423	117,804
Inter Cars SA *	2,115	105,511
PBG SA *	1,057	143,500
Polish Energy Partners SA *	1,077	15,086
Polish Oil & Gas	4,888	8,901
Polnord SA *	378	42,045
Polska Grupa Farmaceutyczna	1,517	62,112
Polski Koncern Miesny Duda SA	36,303	715,812
Sniezka SA	1,019	21,227
Stomil Sanok SA	589	61,157
Telekomunikacja Polska SA	26,201	229,610
ZM Duda SA *	19,562	92,389
		3,916,724
PORTUGAL— 0.4%
Electricidade de Portugal SA	7,736	42,819
Jeronimo Martins	43,620	257,967
		300,786
REPUBLIC OF KOREA— 0.5%
Hyundai Motor Co. Ltd.	851	67,269
Samsung Electronics Co. Ltd.	533	326,668
		393,937
RUSSIAN FEDERATION— 4.1%
AFI Development - Plc *	1,239	14,125
Alfa Cement *	85	5,525
Central Telecommunication Co. - ADR	1,244	111,960
Mining and Metallurgical Co. Norilsk Nickel - ADR	1,486	310,574
North-West Telecom	1,503	127,004
NovaTek OAO	19,778	100,670
Novorossiysk Sea Trade Port *	114,613	8,711
OAO Gazprom - ADR	4,462	186,958
OAO LUKOIL - ADR	1,074	81,839
OAO Rosneft Oil Co. - GDR	41,959	333,994
OJSC Evrocement Group *	2	30,000
Pharmstandard *	799	48,340
Pharmstandard - GDR	968	16,243
Polyus Gold - ADR *	3,500	148,400
Promstroibank St Petersburg *	10,532	17,957
RAO Unified Energy System - GDR *	2,827	383,058
Sberbank RF	169	659,100
Sibirskey Cement *	285	20,534
Sibirtelecom - ADR *	1,010	89,930
Silvinit	112	23,856
Sistema Hals *	87	20,880
Sistema Hals - GDR *	5,598	67,176
Southern Telcommunications Co. *(a)	9,359	89,846
TNK-BP Ltd. *	24,697	54,086
Ukrnafta - ADR *	34	19,517
Uralkaliy	10,251	29,215
Ursa Bank	40,484	92,304
Veropharm *	2,791	120,013
VolgaTelecom - ADR (a)	8,943	91,934
VTB Bank OJSC - GDR	12,181	133,747
		3,437,496
SPAIN— 0.8%
Corporacion Mapfre SA	29,325	146,044
Gamesa Corporacion Tecnologica SA	1,808	66,063
Grupo Empresarial SA	9,315	108,790
Inditex SA	1,335	79,078
Telefonica SA	12,616	282,393
		682,368
SWEDEN— 3.1%
Elekta AB	1,833	31,904
Ericsson LM, Class B	28,000	112,459
ForeningsSparbanken AB	15,634	569,382

See Notes to Statements of Investments

	SHARES	VALUE
SWEDEN (Continued)
Getinge AB, Class B	3,587	$77,779
Hemtex AB	1,578	30,350
Hennes & Mauritz AB, Class B	2,729	162,255
Modern Times Group MTG AB, Class B	2,902	188,246
Nordea Bank AB	27,062	425,503
OMX AB	3,845	115,288
RaySearch Laboratories AB *	1,107	39,669
Rezidor Hotel Group AB *	5,984	52,514
Skandinaviska Enskilda Banken AB, Class A	15,288	496,407
Skanska AB, Class B	6,324	136,433
Svenska Cellulosa AB, Class B	5,313	89,366
TeliaSonera AB	8,018	59,223
		2,586,778
SWITZERLAND— 6.3%
Adecco SA	1,195	92,913
BKW FMB Energie AG	277	29,215
Compagnie Financiere Richmont AG, Class A	9,016	542,643
Credit Suisse Group	6,308	451,199
Dufry Group	1,228	139,070
Givaudan SA	86	85,211
Holcim Ltd.	5,084	552,862
Nestle SA	2,560	976,875
Novartis AG	11,731	662,823
Roche Holding AG	4,102	730,245
SGS SA	134	159,325
Swatch Group AG (The), Class B	1,718	490,978
Syngenta AG	413	80,896
Unilabs SA *	1,161	42,021
Unique Zurich Airport	477	194,518
		5,230,794
THAILAND— 0.1%
Bank Of Ayudhya Public Co. Ltd. - NVDR	144,900	103,290
TURKEY— 1.0%
Acibadem Saglik Hizmetleri ve Ticaret AS	22,694	159,134
Bim Birlesik Magazalar AS	1,373	91,045
Dogan Sirketler Grubu Holding AS *	41,498	83,502
Haci Omer Sabanci Holding AS	8,559	42,730
Selcuk Ecza Deposu Ticaret ve Sanyi AS *	27,929	57,901
TAV Havalimanlari Holding AS *	6,020	52,767
Turk Sise ve Cam Fabrikalari AS	10,522	43,307
Turkiye Garanti Bankasi AS	33,880	189,800
Turkiye Is Bankasi, Class C	31,906	149,559
		869,745
UKRAINE— 0.2%
UkrTelecom - GDR *	18,678	207,778
UNITED KINGDOM— 9.5%
Ablon Group *	5,094	28,793
Aegis Group Plc	28,679	79,179
AMEC Plc	4,852	57,431
Anglo American Plc	9,030	533,971
Arriva Plc	2,933	40,635
BAE Systems Plc	5,635	45,824
BHP Billiton Plc	13,832	386,051
BP Plc	7,543	91,328
Burberry Group Plc	10,545	145,461
Ceres Power Holdings Plc *	6,728	39,177
Compass Group Plc	50,329	349,402
Diageo Plc	35,173	732,374
FirstGroup Plc	3,905	52,377
G4S Plc	9,430	40,047
GlaxoSmithKline Plc	27,887	730,730
Go-Ahead Group (The) Plc	988	51,976
Highland Gold Mining Ltd. *	22,911	59,804
Intertek Group Plc	4,439	87,705
Kazakhgold Group Ltd.	1,318	18,979
Kingfisher Plc	7,890	35,883
National Express Group Plc	2,104	45,161
Peter Hambro Mining Plc *	2,280	40,859
Prudential Corp. Plc	8,508	121,975
Qinetiq Plc	19,688	73,430
Reckitt Benckiser Plc	7,261	398,748
Rentokil Initial Plc	19,280	62,134
Rio Tinto Plc	4,747	364,773
Rolls-Royce Group Plc	21,321	230,535
SABMiller Plc	3,259	82,844
Scottish & Newcastle Plc	8,288	106,589
Smith & Nephew Plc	36,871	458,269
Smiths Group Plc	1,265	30,099
Southern Cross Healthcare Ltd.	2,570	29,182
Stagecoach Group Plc	9,869	36,214
Tesco Plc	49,739	417,962
Ti Automotive Ltd., Class A *	27,700	0
Vodafone Group Plc	405,541	1,366,379
William Hill Plc	11,469	141,627
Wolseley Plc	2,715	65,527
WPP Group Plc	13,823	207,749
Xchanging Ltd. *	8,304	43,352
		7,930,535
UNITED STATES— 0.8%
Belle International Holdings Ltd. *	5,873	6,482
Canara Bank *	20,787	137,610
CTC Media, Inc. *	2,462	66,819
News Corp. Inc., Class B	16,814	385,713
Tianjin Port Development Holdings, Ltd.	71,896	51,585
		648,209

Total Common & Preferred Stocks (Cost $56,619,076)		75,556,886
WARRANTS—3.3%
INDIA— 3.2%
Bank BeES, Expires 1/20/10	39,097	654,327
Bharti Tele-Ventures Ltd., Expires 5/31/10 *	18,672	383,510
Icici Bank Ltd., Expires 1/19/09	2,313	53,153
Icici Bank Ltd., Expires 6/30/09	1,022	23,945
Idea Cellular, Expires 1/17/12	17,419	54,243
India Cements, Expires 6/4/07	5,308	26,912
State Bank of India, Expires 1/19/09	7,553	283,079
State Bank of India, Expires 6/17/08 *	30,747	1,152,671

See Notes to Statements of Investments

	SHARES/ PRINCIPAL AMOUNT	VALUE
INDIA (Continued)
Suzlon Energy, Expires 1/20/10	1,262	$46,228
		2,678,068
SWEDEN— 0.1%
Vostok Nafta Investment, Expires 7/2/07	6,106	42,868
UKRAINE— 0.0%
Laona Investments, Expires 11/16/07	3	27,780

Total Warrants (Cost $1,756,383)		2,748,716

INVESTMENT COMPANIES—2.1%
FRANCE— 2.0%
Lyxor Cac 40 Inv. Co’s.	19,912	1,671,527
LUXEMBOURG— 0.1%
ProLogis European Properties	3,425	60,024

Total Investment Companies (Cost $1,705,288)		1,731,551

RIGHTS—0.0%
GREECE— 0.0%
Nirefs Aquaculture SA Conv Bond Rights	4,032	54
Nirefs Aquaculture SA Rights	4,032	2,183

Total Rights (Cost $0)		2,237

REPURCHASE AGREEMENT—2.8%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $2,290,630, Collateralized by $905,000 U.S. Treasury Strips, 0.00%, Due 2/15/10 (Value $798,491) & Collateralized by $2,375,000 U.S Treasury Strips, 0.00%, Due 2/15/07 (Value $1,458,226)	$2,289,809	2,289,809

Total Repurchase Agreement (Cost $2,289,809)		2,289,809

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—0.1%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $98,499, Collateralized by $120,000 U.S. Treasury Strips, 0.00%, Due 2/15/10 (Value $105,877)	98,459	98,459

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $98,459)		98,459

Total Investments (Cost $62,469,015)	99.0%	82,427,658

Other assets in excess of liabilities	1.0%	857,603

NET ASSETS	100.0%	$83,285,261

*	Denotes non-income producing security.
(a)	All or part of this security has been loaned as of June 30, 2007.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Co.

See Notes to Statements of Investments

RSI Retirement Trust

STATEMENT OF INVESTMENTS

ACTIVELY MANAGED BOND FUND

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—5.9%
GE Capital Corp., 0.00%, 7/2/07	$5,000,000	$4,998,547
UBS Americas, Inc., 0.00%, 7/2/07	2,000,000	1,999,406

Total Commercial Paper (Cost $6,998,977)		6,997,953

CORPORATE BONDS—6.2%
Citigroup, Inc., 6.50%, 1/18/11 (a)	500,000	515,640
Financing Corp., 9.40%, 2/8/18	100,000	131,229
General Electric Capital Corp., 4.63%, 8/5/25, Medium Term Note	400,000	369,574
Morgan Stanley Dean Witter, 5.30%, 3/1/13 (a)	1,000,000	980,173
Public Service Electric & Gas, 6.38%, 5/1/08	525,000	528,634
Transamerica Financial Corp., 0.00%, 9/1/12 (a)	3,000,000	2,222,169
U.S. Bank N.A.
6.30%, 2/4/14	1,500,000	1,550,825
6.38%, 8/1/11	1,000,000	1,030,152

Total Corporate Bonds (Cost $7,266,010)		7,328,396

MORTGAGE-BACKED SECURITIES—17.3%
Banc of America Mortgage Securities
5.50%, 7/25/33, Remic 03-5 1A38	1,000,000	979,563
5.50%, 4/25/34, Remic 04-3 1A24	1,000,000	977,238
5.50%, 7/25/35, Remic 05-6 1A5	1,502,114	1,486,973
Bear Stearns Asset Backed Securities, Inc., 5.50%, 12/25/35, Remic 06-AC1 21A2	893,352	886,063
Countrywide Alternative Loan Trust
5.50%, 9/25/35, Remic 05-35CB 2A2	931,574	883,685
5.50%, 11/25/35, Remic 05-55CB 2A2	1,236,771	1,213,644
5.50%, 12/25/35, Remic 05-57CB 4A7	1,000,000	940,737
Countrywide Home Loans, Inc.
4.50%, 8/25/19, Remic 04-J7 2A2	1,000,000	925,583
5.50%, 11/25/35, Remic 05-J4 A8	900,000	846,687
CS First Boston Mortgage Securities Corp. Series 2005-3 3A6, 5.50%, 7/25/35	1,212,849	1,138,034
First Horizon Mortgage Pass-Through Trust - Series 2005-5 Class 2A1, 5.00%, 10/25/20	1,530,202	1,498,955
GSR Mortgage Loan Trust, 6.50%, 5/25/34, Remic 04-6F 3A3	2,500,000	2,548,704
Residential Asset Securitization Trust, 5.75%, 12/25/34, Remic 04-A9 A10	1,000,000	985,381
Washington Mutual MSC Mortgage Pass-Through Certificates
5.75%, 2/25/33, Remic 03-MS2 4A6	1,000,000	974,808
6.00%, 11/25/35, Remic 05-10 3CB2	862,083	854,693
Wells Fargo Mortgage Backed Securities Trust
0.00%, 1/25/19, Remic 04-2 APO	3,272,513	2,762,725
5.50%, 2/25/34, Remic 04-1 A37	603,100	544,146

Total Mortgage-Backed Securities (Cost $20,641,189)		20,447,619

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS—68.6%
Federal Home Loan Bank
4.00%, 2/27/14	1,150,000	1,147,608
5.00%, 12/15/14	1,000,000	989,483
5.13%, 4/24/08	2,000,000	1,996,584
6.15%, 7/24/18	200,000	198,262
Federal Home Loan Mortgage Corp.
5.00%, 9/21/18, Medium Term Note	700,000	693,606
5.00%, 10/15/22, Remic 2662DG	775,000	739,205
5.45%, 11/21/13	1,500,000	1,484,290
5.50%, 8/15/31, Remic 2672GH	2,000,000	1,931,277
5.50%, 11/15/31, Remic 2382DZ	702,345	650,688
5.50%, 8/15/32, Remic 2492Z	3,589,156	3,434,027
5.95%, 5/15/28, Remic 2059Z	392,640	390,794
6.00%, 4/15/13, Remic 2052PL	343,440	345,864
6.00%, 6/15/23, Remic 2707VD	2,000,000	1,975,047
6.00%, 3/15/28, Remic 2115BJ	2,261,515	2,271,972
6.00%, 8/15/28, Remic 2205ZA	1,566,555	1,554,384
6.00%, 3/15/29, Remic 2132PE	1,000,000	995,718
6.00%, 5/15/29, Remic 2205YB	123,873	123,966
6.00%, 6/15/29, Remic 2162PH	556,669	555,982
6.00%, 8/15/29, Remic 2303CJ	348,825	348,466
6.00%, 4/15/31, Remic 2306PL	1,244,199	1,239,105
6.00%, 9/15/31, Remic 2365C	349,931	348,154
6.00%, 10/15/31, Remic 2794AZ	1,202,664	1,137,871
6.00%, 8/15/32, Remic 2489PE	500,000	497,367
6.00%, 8/15/32, Remic 2485WG	1,000,000	984,606
6.00%, 2/15/33, Remic 2575QE	1,947,035	1,916,016
6.00%, 1/15/34, Remic 2728DC	1,000,000	986,690
6.00%, 4/15/34, Remic 2778ZT	1,414,152	1,354,307
6.00%, 6/15/34, Remic 2809GJ	1,000,000	990,435
6.00%, 11/15/34, Remic 2881BZ	525,243	510,648
6.25%, 2/15/29, Remic 2126CB	149,365	149,853
6.50%, 12/15/23, Remic 1628LZ	740,871	752,302
6.50%, 2/15/26, Remic 1814D	16,600	16,594
6.50%, 5/15/28, Remic 2060Z	579,410	590,713
6.50%, 5/15/28, Remic 2054L	149,818	152,055
6.50%, 6/15/31, Remic 2328QE	638,940	649,710
6.50%, 7/15/31, Remic 2333KA	710,385	720,571
6.75%, 5/15/28, Remic 2057PE	414,041	420,617
7.00%, 6/15/28, Remic 2064TE	128,166	131,818
7.50%, 5/15/28, Remic 2054PV	331,150	343,136
8.00%, 6/15/22, Remic 1316Z	5,282	5,479
8.00%, 6/15/22, Remic 1316ZA	330,140	329,589
9.28%, 5/15/08, Remic 1515S *	236,512	235,592
Federal National Mortgage Assoc.
0.00%, 10/25/22, Remic 93-124M	69,063	57,603
0.00%, 6/25/23, Remic 93-100K	256,624	222,700
0.00%, 7/25/30, Remic 00-23PO	416,615	335,733
0.00%, 6/27/36	5,000,000	615,315
4.00%, 9/29/14	500,000	498,351
4.00%, 10/12/16	1,000,000	995,874
4.00%, 4/25/19, Remic 04-18CB	1,000,000	886,883
5.00%, 4/29/19	858,000	834,105
5.00%, 3/25/23, Remic G93-10J	179,136	172,562
5.13%, 9/4/18	200,000	199,034

See Notes to Statements of Investments

	PRINCIPAL AMOUNT	VALUE
5.30%, 5/7/12	$1,000,000	$991,006
5.50%, 3/25/17, Remic 02-11QG	700,000	693,682
5.50%, 11/25/31, Remic 03-91QD	500,000	484,942
5.50%, 3/25/32, Remic 03-32PH	1,920,996	1,863,190
5.50%, 1/25/33, Remic 04-61EQ	1,000,000	981,016
6.00%, 2/17/16	500,000	496,350
6.00%, 2/22/16	500,000	495,895
6.00%, 4/6/20	1,000,000	989,322
6.00%, 5/19/20	750,000	736,937
6.00%, 9/1/25, Pool #344321	459,258	454,340
6.00%, 6/15/26, Remic 3174 HD	1,330,549	1,323,824
6.00%, 3/18/28, Remic 98-11Z	657,126	656,882
6.00%, 10/25/32, Remic 04-45ZL	1,202,664	1,147,493
6.50%, 12/25/23, Remic 93-223ZA	1,742,208	1,776,823
6.50%, 10/25/28, Remic 98-59Z	575,337	575,267
6.50%, 10/25/31, Remic 02-48GF	1,114,404	1,123,253
6.80%, 8/27/12, Series B, Medium Term Note	1,100,000	1,102,394
7.00%, 6/25/13, Remic 93-65ZZ	939,201	961,470
7.00%, 2/25/23, Remic 97-61ZC	236,188	244,290
7.00%, 7/25/23, Remic 93-112ZB	842,361	870,049
7.00%, 12/25/23, Remic 93-250DZ	211,718	221,680
7.05%, 10/30/15	1,000,000	1,005,285
7.25%, 4/25/23, Remic G93-15H	152,751	158,090
7.38%, 4/25/24, Remic 94-65LL	243,000	252,537
7.50%, 9/25/22, Remic 92-161H	100,571	105,140
7.50%, 4/25/24, Remic 94-61E	288,019	301,053
7.50%, 6/17/26, Remic G96-1PK	292,847	307,775
7.50%, 2/25/30, Remic 00-2ZE	777,087	803,043
7.80%, 10/25/22, Remic G92-57Z	167,624	176,228
8.00%, 4/25/22, Remic 92-55DZ	684,868	700,417
8.25%, 5/1/10, Pool #15569	2,161	2,169
8.40%, 12/25/21, Remic 91-169M	12,794	13,635
9.00%, 11/25/28, Remic 98-62DC	539,334	595,662
10.00%, 6/17/27, Remic 97-49B	11,202	12,436
Government National Mortgage Assoc.
5.25%, 1/16/32, Remic 03-6BE	1,000,000	975,396
5.50%, 4/16/33, Remic 03-83BC	1,001,855	971,150
6.00%, 5/20/23, Remic 04-5VB	1,000,000	999,068
6.00%, 12/16/33, Remic 03-114Z	2,466,065	2,463,768
6.50%, 3/20/31, Remic 01-4PM	524,451	536,196
7.00%, 2/20/26, Remic 98-22K	270,959	277,321
7.00%, 11/20/27, Remic 97-18J	83,361	85,788
7.50%, 9/17/25, Remic 98-26K	316,376	328,580
7.50%, 7/20/27, Remic 97-11D	261,018	267,476
8.00%, 9/16/29, Remic 99-31ZC	278,267	293,796
9.50%, 3/20/25, Pool #1977	31,749	34,638
U.S. Treasury Bonds
9.25%, 2/15/16	3,520,000	4,546,851
U.S. Treasury Strips
0.00%, 2/15/10	6,180,000	5,453,745

Total United States Government & Agency Obligations (Cost $81,590,378)		80,965,959

REPURCHASE AGREEMENT—1.5%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $1,775,543, Collateralized by $2,055,000 U.S. Treasury Strips, 0.00%, Due 2/15/10 (Value $1,813,147)	1,774,907	1,774,907

Total Repurchase Agreement (Cost $1,774,907)		1,774,907

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—1.5%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $1,802,520, Collateralized by $2,110,000 U.S. Treasury Strips, 0.00%, Due 2/15/10 (Value $1,861,674)	1,801,721	1,801,721

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $1,801,721)		1,801,721

Total Investments (Cost $120,073,182)	101.0%	119,316,555

Liabilities in excess of other assets	(1.0)%	(1,176,940)

NET ASSETS	100.0%	$118,139,615

*	Variable rate security. Rate represents the rate in effect as of June 30, 2007. Maturity represents final maturity date.
(a)	All or part of this security has been loaned as of June 30, 2007.
REMIC	Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments

RSI Retirement Trust

STATEMENT OF INVESTMENTS

INTERMEDIATE-TERM BOND FUND

June 30, 2007 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—9.7%
GE Capital Corp., 0.00%, 7/6/07	$2,000,000	$1,998,250
UBS Americas, Inc., 0.00%, 7/2/07	1,000,000	999,703

Total Commercial Paper (Cost $2,998,393)		2,997,953

CORPORATE BONDS—8.0%
Citigroup, Inc., 6.50%, 1/18/11 (a)	500,000	515,640
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	500,000	517,888
General Electric Co., 5.00%, 2/1/13 (a)	1,000,000	969,538
Morgan Stanley, 6.60%, 4/1/12	450,000	466,679

Total Corporate Bonds (Cost $2,499,656)		2,469,745

MORTGAGE-BACKED SECURITIES—11.5%
Banc of America Alternative Loan Trust, 6.00%, 8/25/34, Remic 04-7 2A2	513,259	512,003
Bear Stearns Asset Backed Securities, Inc., 5.50%, 12/25/35, Remic 06-AC1 21A2	365,462	362,480
DLJ Acceptance Trust, 11.00%, 8/1/19, Remic 89-1F	17,283	18,298
GSR Mortgage Loan Trust, 6.50%, 5/25/34, Remic 04-6F 3A3	1,200,000	1,223,378
Residential Asset Mortgage Products, Inc., 7.00%, 6/25/32, Remic 02-SL1 AI3	404,287	402,981
Structured Asset Securities Corp.
0.00%, 8/25/31, Remic 01-SB1 APO	296,954	221,966
5.50%, 7/25/33, Remic 03-21 1A3	294,784	290,674
Washington Mutual, 6.50%, 10/19/29, Remic 02-S4 A4	187,796	188,502
Wells Fargo Mortgage Backed Securities Trust, 0.00%, 1/25/19, Remic 04-2 APO	405,889	342,660

Total Mortgage-Backed Securities (Cost $3,613,438)		3,562,942

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS—66.9%
Federal Home Loan Bank
4.00%, 2/27/14	500,000	498,960
5.00%, 8/20/08	400,000	399,846
5.00%, 10/24/11	150,000	148,322
5.00%, 11/18/11	330,000	329,607
5.00%, 11/26/12	614,286	599,714
5.00%, 3/16/15	1,000,000	987,668
Federal Home Loan Mortgage Corp.
5.95%, 5/15/28, Remic 2059Z	338,483	336,891
6.00%, 4/15/13, Remic 2052PL	206,064	207,518
6.00%, 8/15/16, Remic 2344 QG	268,240	270,368
6.00%, 11/1/21, Gold Pool #C90492	113,663	114,328
6.00%, 11/15/23, Remic 1620Z	280,973	280,694
6.00%, 3/15/29, Remic 2132PE	793,000	789,605
6.25%, 12/15/28, Remic 2108CB	247,358	243,835
6.50%, 10/15/08, Remic 1587Z	198,924	198,563
6.50%, 11/1/08, Gold Pool #M80719	7,768	7,820
6.50%, 1/15/28, Remic 2036-PG	500,000	510,322
6.50%, 4/15/28, Remic 2053Z	321,890	326,993
6.50%, 6/15/31, Remic 2328QE	425,960	433,140
6.50%, 1/15/32, Remic 2407BJ	173,138	177,628
6.75%, 5/15/28, Remic 2057PE	362,135	367,887
7.00%, 7/15/22, Remic 1311K	82,917	84,695
7.00%, 12/15/23, Remic 1695EA	30,318	30,359
7.00%, 6/15/28, Remic 2064TE	128,166	131,818
7.50%, 5/15/28, Remic 2054PV	178,311	184,765
8.00%, 9/1/09, Pool #189332	41,766	42,314
8.00%, 6/15/22, Remic 1316Z	48,861	50,692
8.50%, 9/15/24, Remic 1753D	26,638	27,721
9.00%, 3/15/20, Remic 34D	20,663	20,614
Federal National Mortgage Assoc.
0.00%, 3/1/18, Remic 29-1	1,194	976
0.00%, 4/25/24, Remic 94-76KB	92,988	57,009
4.00%, 9/29/14	500,000	498,351
4.00%, 4/25/19, Remic 04-18CB	1,000,000	886,883
4.02%, 8/18/08	184,000	181,484
5.00%, 4/11/14	400,000	397,056
5.00%, 9/15/14	350,000	346,798
5.00%, 12/30/14	500,000	494,527
5.25%, 1/28/13	600,000	589,907
5.30%, 5/7/12	1,000,000	991,006
5.50%, 12/30/14	400,000	393,116
5.50%, 3/25/32, Remic 03-32PH	1,000,000	969,908
5.50%, 9/25/32, Remic 03-47PD	338,000	327,029
5.50%, 1/25/33, Remic 04-61EQ	400,000	392,406
6.00%, 2/17/16	500,000	496,350
6.00%, 2/22/16	500,000	495,894
6.00%, 2/25/17, Remic 02-2UC	265,494	265,428
6.00%, 9/1/25, Pool #344321	289,725	286,622
6.00%, 7/25/29, Remic 99-32B	336,965	329,670
6.00%, 10/25/31, Remic 01-53OP	459,336	457,422
6.50%, 1/1/14, Pool #50848	84,418	86,183
7.00%, 6/25/13, Remic 93-65ZZ	463,624	474,617
7.00%, 1/25/22, Remic G92-15Z	147,101	149,283
7.00%, 1/25/42, Remic 02-14A1	43,791	44,798
7.50%, 9/25/21, Remic 91-113ZE	275,521	287,973
7.50%, 10/25/21, Remic G-41PT	55,573	57,038
8.00%, 1/25/23, Remic 93-4LA	37,702	39,778
8.60%, 10/25/19, Remic 89-62G	18,106	19,137
9.00%, 6/1/25, Pool # 303437	63,899	69,361
Government National Mortgage Assoc.
5.00%, 11/16/28, Remic 2004-4 MC	1,000,000	986,063
5.50%, 4/16/33, Remic 03-83BC	1,000,000	969,351
6.00%, 6/16/32, Remic 02-41ZD	297,968	298,652
7.00%, 8/16/32, Remic 03-115BV	329,764	329,378
8.25%, 6/15/27, Pool #440640	136,152	145,306
8.25%, 9/15/27, Pool #453323	40,956	43,710
8.25%, 12/15/27, Pool #427291	12,772	13,631

See Notes to Statements of Investments

	PRINCIPAL AMOUNT	VALUE
8.50%, 11/20/26, Series II, Pool #2326	$12,157	$13,025

Total United States Government & Agency Obligations (Cost $21,051,089)		20,687,813

REPURCHASE AGREEMENT—3.3%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $1,002,735, Collateralized by $1,170,000 U.S. Treasury Strips, 0.00%, Due 2/15/10 (Value $1,032,303)	1,002,376	1,002,376

Total Repurchase Agreement (Cost $1,002,376)		1,002,376

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING—0.8%
Bear Stearns & Co., Inc., 5.38%, Due 7/2/07, Repurchase price $244,121 Collateralized by $290,000 U.S. Treasury Strips, 0.00%, Due 2/15/10 (Value $255,870)	244,015	244,015

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $244,015)		244,015

Total Investments (Cost $31,408,967)	100.2%	30,964,844

Liabilities in excess of other assets	(0.2)%	(49,330)

NET ASSETS	100.0%	$30,915,514

(a)	All or part of this security has been loaned as of June 30, 2007.
REMIC	Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments

RSI RETIREMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

NOTE 1.  GENERAL

Participation in RSI Retirement Trust (“the Trust”) is limited to IRAs and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code (“Code”) and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code (“Participating Plans”).

In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 (“Trust Agreement”), as a series fund currently issuing, as of June 30, 2007, six classes of an unlimited number of units of beneficial interest in the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940. Retirement System Distributors Inc. (“Distributors”) acts as the primary distributor of the Investment Funds’ units of beneficial interest. Distributors is a wholly-owned subsidiary of Retirement System Group Inc. (“RSGroup®“).  The officers of the Trust are also officers of RSGroup® and its subsidiaries.

RSGroup® is a full service retirement benefits consulting firm, serving both tax-qualified and non-qualified retirement plans. It provides consulting, administrative, recordkeeping, trust, custodial, distribution and investment advisory services through five wholly-owned subsidiary companies.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES & SECURITIES TRANSACTIONS

A. Securities Valuation. Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

1.               each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing price or bid price;

2.               United States government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

3.               short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by Trust’s Board of Trustees (“Trustees”).

Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts, are translated into United States dollars at the prevailing exchange rates on the respective transaction dates. Foreign currency exchange rates are generally determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Occasionally, events affecting the values of such securities and such exchange rates may occur between the close of trading for such securities and the time as of which the value of the Trust’s assets is calculated. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trustees or in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on the interest method. Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

Unrealized Appreciation (Depreciation)

Net unrealized appreciation (depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at June 30, 2007 for each of the Investment Funds was as follows:

	Net Unrealized	Gross	Gross
	Appreciation	Unrealized	Unrealized
	(Depreciation)	Appreciation	Depreciation
Core Equity Fund	$31,280,251	$33,202,935	$(1,922,684)
Value Equity Fund	8,677,761	10,728,351	(2,050,590)
Emerging Growth Equity Fund	11,458,037	13,223,871	(1,765,834)
International Equity Fund	19,958,937	20,936,082	(977,145)
Actively Managed Bond Fund	(756,627)	1,187,779	(1,944,406)
Intermediate-Term Bond Fund	(444,123)	104,499	(548,622)

C. Repurchase Agreements. The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds’ adviser, subject to the sellers’ agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. The collateral received in the repurchase agreements is deposited with the Investment Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Securities Lending. The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of June 30, 2007. The cash collateral received was invested into repurchase agreements.

	Value of	Value of
	Securities Loaned	Collateral
Core Equity Fund	$6,314,175	$6,378,175
Value Equity Fund	11,010,288	11,290,671
Emerging Growth Equity Fund	17,763,721	18,368,215
International Equity Fund	98,119	98,459
Actively Managed Bond Fund	1,736,885	1,801,721
Intermediate-Term Bond Fund	234,231	244,014

These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction is unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collateralized by cash or securities with a market value in excess of the Investment Funds’ obligations under the contracts. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

E. Financial Futures Contracts. The Investment Funds may enter into financial futures contracts that require initial margin deposits of cash or U.S. government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

F. Options Valuation. The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security. For the quarter ended June 30, 2007, the Investment Funds did not write any options on equity securities.

G. Forward Currency Contracts. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of June 30, 2007, the International Equity Fund had outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements as the Fund’s net unrealized depreciation of $5,316, which is the difference between the forward foreign exchange rates at the dates of entry into the contracts, and the forward rates at June 30, 2007.

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation(Depreciation)

Short Contracts
Czech Koruna	09/24/07	$402,981	$405,080	$(2,099)
Euro	07/31/07	1,309,284	1,300,389	8,895
Hungarian Forint	08/22/07	429,409	438,039	(8,630)
Polish Zloty	09/24/07	397,856	402,853	(4,997)
Turkish Lira	09/21/07	226,774	225,399	1,375
Total Short Contracts		$2,845,350	$2,915,645	$(5,456)

Long Contracts
Polish Zloty	07/02/07	$369,387	$28,610	$140
Total Long Contracts		$369,387	$28,610	$140

Net Unrealized Depreciation				$(5,316)

For additional information, see most recent annual or semi-annual report and the investment funds’ prospectus.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RSI Retirement Trust

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date	8/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date	8/13/2007

By (Signature and Title)*	/s/ William J. Pieper, Treasurer
William J. Pieper, Treasurer

Date	8/13/2007

* Print the name and title of each signing officer under his or her signature.